T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 29.4%			Discover Financial Services
			3.75%, 3/4/25	460	484
Financial Institutions 10.1%			Discover Financial Services
			3.95%, 11/6/24	150	160
Banking 5.7%			Discover Financial Services
AIB Group, VR,			4.10%, 2/9/27	575	619
4.263%, 4/10/25 (1)(2)	415	431	FirstRand Bank, VR,
Banco de Bogota			6.25%, 4/23/28 (2)	800	848
4.375%, 8/3/27 (1)	475	503	Goldman Sachs Group
Banco Santander			3.50%, 11/16/26	1,575	1,648
3.50%, 4/11/22	400	411	Goldman Sachs Group
Banco Santander Chile			3.75%, 2/25/26	420	447
3.875%, 9/20/22 (1)	150	156	Goldman Sachs Group
Bank of America			5.75%, 1/24/22	900	972
3.30%, 1/11/23	955	993	HSBC Holdings
Bank of America			3.90%, 5/25/26	400	427
4.20%, 8/26/24	1,095	1,182	HSBC Holdings, VR,
Bank of America, VR,			3.95%, 5/18/24 (2)	680	711
3.824%, 1/20/28 (2)	610	660	JPMorgan Chase
Barclays, VR,			2.95%, 10/1/26	735	762
4.338%, 5/16/24 (2)	1,005	1,048	JPMorgan Chase
Barclays, VR,			3.30%, 4/1/26	490	517
4.61%, 2/15/23 (2)	510	528	JPMorgan Chase
Barclays Bank			3.90%, 7/15/25	115	125
5.14%, 10/14/20	515	527	JPMorgan Chase, VR,
BBVA Bancomer			3.797%, 7/23/24 (2)	430	453
4.375%, 4/10/24 (1)	375	393	Morgan Stanley
Capital One Bank USA			3.125%, 7/27/26	545	566
3.375%, 2/15/23	1,076	1,110	Morgan Stanley
Capital One Financial			3.625%, 1/20/27	455	487
0.80%, 6/12/24 (EUR)	280	315	Morgan Stanley
Capital One Financial			3.70%, 10/23/24	225	240
3.30%, 10/30/24	510	528	Morgan Stanley
Capital One Financial			3.875%, 1/27/26	785	849
3.80%, 1/31/28	850	906	Morgan Stanley, VR,
Citigroup			3.591%, 7/22/28 (2)	265	282
3.20%, 10/21/26	400	417	Royal Bank of Scotland Group
Citigroup, VR,			3.875%, 9/12/23	1,045	1,076
3.887%, 1/10/28 (2)	525	570	Royal Bank of Scotland Group
Credit Suisse Group, VR,			5.125%, 5/28/24	310	327
2.997%, 12/14/23 (1)(2)	495	502	Royal Bank of Scotland Group
Danske Bank			6.125%, 12/15/22	100	108
2.00%, 9/8/21 (1)	200	198	Synchrony Financial
Danske Bank			3.70%, 8/4/26	70	72
2.70%, 3/2/22 (1)	430	430	Synchrony Financial
Danske Bank			4.25%, 8/15/24	90	96
3.875%, 9/12/23 (1)	200	208	Synchrony Financial
Danske Bank			4.375%, 3/19/24	155	166
5.375%, 1/12/24 (1)	405	446	UBS Group Funding Switzerland
			4.125%, 9/24/25 (1)	225	244

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

UBS Group Funding Switzerland,			UnitedHealth Group
VR,			3.875%, 12/15/28	130	146
2.859%, 8/15/23 (1)(2)	455	461	Willis North America
		25,609	3.60%, 5/15/24	909	946
Finance Companies 1.3%					4,733
AerCap Ireland Capital			Real Estate Investment Trusts 2.1%
3.50%, 5/26/22	265	271	Alexandria Real Estate Equities
AerCap Ireland Capital			3.45%, 4/30/25	255	269
3.50%, 1/15/25	620	636	Alexandria Real Estate Equities
AerCap Ireland Capital			3.95%, 1/15/27	955	1,037
4.45%, 4/3/26	415	446	Alexandria Real Estate Equities
AerCap Ireland Capital			3.95%, 1/15/28	110	120
4.625%, 7/1/22	300	317	Alexandria Real Estate Equities
AerCap Ireland Capital			4.30%, 1/15/26	110	121
4.875%, 1/16/24	150	162	American Campus Communities
Avolon Holdings Funding			Operating Partnership
3.95%, 7/1/24 (1)	120	124	3.30%, 7/15/26	190	196
Avolon Holdings Funding			American Campus Communities
4.375%, 5/1/26 (1)	250	261	Operating Partnership
Avolon Holdings Funding			3.625%, 11/15/27	420	444
5.125%, 10/1/23 (1)	660	702	Boston Properties
GE Capital International Funding			3.20%, 1/15/25	410	427
3.373%, 11/15/25	440	446	Boston Properties
GE Capital International Funding			3.65%, 2/1/26	520	552
4.418%, 11/15/35	1,550	1,572	Brixmor Operating Partnership
SMBC Aviation Capital Finance			3.65%, 6/15/24	204	213
4.125%, 7/15/23 (1)	700	741	Brixmor Operating Partnership
			3.85%, 2/1/25	270	283
		5,678	Brixmor Operating Partnership
Insurance 1.0%			3.90%, 3/15/27	630	665
AIA Group			Brixmor Operating Partnership
3.90%, 4/6/28 (1)	560	617	4.125%, 5/15/29	445	482
American International Group			Essex Portfolio
3.90%, 4/1/26	75	80	3.625%, 5/1/27	475	510
AXA Equitable Holdings			Essex Portfolio
3.90%, 4/20/23	175	184	3.875%, 5/1/24	285	302
AXA Equitable Holdings			HCP
4.35%, 4/20/28	640	686	3.25%, 7/15/26	60	62
CNO Financial Group			HCP
5.25%, 5/30/25	597	648	3.50%, 7/15/29	65	68
Fidelity National Financial			Highwoods Realty
4.50%, 8/15/28	330	358	4.125%, 3/15/28	320	345
Humana			Kilroy Realty
3.85%, 10/1/24	445	470	3.80%, 1/15/23	355	373
Marsh & McLennan			MPT Operating Partnership
4.35%, 1/30/47	295	352	5.00%, 10/15/27	715	762
UnitedHealth Group			MPT Operating Partnership
3.50%, 2/15/24	145	154	5.25%, 8/1/26	160	169
UnitedHealth Group			Regency Centers
3.70%, 12/15/25	85	92	3.60%, 2/1/27	200	212
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Regency Centers
4.125%, 3/15/28	135	149	Communications 3.6%
Ventas Realty			Altice France
3.00%, 1/15/30	175	176	6.25%, 5/15/24 (1)	120	124
Ventas Realty			Altice Luxembourg
3.75%, 5/1/24	350	371	7.75%, 5/15/22 (1)	42	43
VEREIT Operating Partnership			CC Holdings
3.95%, 8/15/27	286	306	3.849%, 4/15/23	800	842
VEREIT Operating Partnership			Charter Communications Operating
4.875%, 6/1/26	740	827	4.908%, 7/23/25	590	652
			Charter Communications Operating
		9,441	5.75%, 4/1/48	80	93
Total Financial Institutions		45,461	Charter Communications Operating
			6.484%, 10/23/45	100	124
Industrial 17.5%			Comcast

Basic Industry 0.5%			3.15%, 3/1/26	200	210
			Comcast
ABJA Investment			3.20%, 7/15/36	60	62
5.45%, 1/24/28	600	575	Comcast
ArcelorMittal			3.30%, 2/1/27	786	836
3.60%, 7/16/24	440	446	Comcast
ArcelorMittal			3.95%, 10/15/25	155	170
4.55%, 3/11/26	140	147	Comcast
Dow Chemical			4.15%, 10/15/28	330	374
3.625%, 5/15/26 (1)	175	184	Comcast
SASOL Financing USA			4.70%, 10/15/48	180	225
5.875%, 3/27/24	775	835	Crown Castle International
Westlake Chemical			4.45%, 2/15/26	815	903
1.625%, 7/17/29 (EUR)	200	228	CSC Holdings
		2,415	7.75%, 7/15/25 (1)	200	215
			Empresa Nacional de
Capital Goods 0.5%			Telecomunicaciones
Boral Finance			4.875%, 10/30/24	600	634
3.00%, 11/1/22 (1)	50	50	Fox
Boral Finance			4.709%, 1/25/29 (1)	275	319
3.75%, 5/1/28 (1)	715	741	Globo Comunicacao e Participacoes
General Electric			5.125%, 3/31/27	700	715
3.375%, 3/11/24	305	309	GTP Acquisition Partners I
General Electric			2.35%, 6/15/20 (1)	485	484
3.45%, 5/15/24	90	91	Intelsat Jackson Holdings
General Electric, Series D, VR,			9.50%, 9/30/22 (1)	240	278
5.00% (2)(3)	105	96	MTN Mauritius Investments
Mohawk Industries			4.755%, 11/11/24	200	204
3.85%, 2/1/23	565	596	MTN Mauritius Investments
Roper Technologies			6.50%, 10/13/26	600	660
2.35%, 9/15/24	120	121	Netflix
Roper Technologies			6.375%, 5/15/29 (1)	460	530
2.95%, 9/15/29	190	192	Omnicom Group
		2,196	3.65%, 11/1/24	560	592
			SBA Tower Trust
			3.168%, 4/11/22 (1)	480	488

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

SBA Tower Trust			General Motors Financial
3.448%, 3/15/23 (1)	685	704	4.35%, 4/9/25	170	178
SBA Tower Trust, Series 2014-2A,			General Motors Financial
Class C			5.10%, 1/17/24	465	502
3.869%, 10/15/49 (1)	450	475	General Motors Financial
Verizon Communications			5.25%, 3/1/26	35	38
4.672%, 3/15/55	186	228	GLP Capital
Verizon Communications			3.35%, 9/1/24	115	116
4.75%, 11/1/41	195	236	GLP Capital
Verizon Communications			5.25%, 6/1/25	130	142
4.862%, 8/21/46	1,245	1,551	Las Vegas Sands
Verizon Communications			3.20%, 8/8/24	130	133
5.012%, 4/15/49	415	530	Las Vegas Sands
Vodafone Group			3.50%, 8/18/26	195	198
4.125%, 5/30/25	595	646	QVC
Vodafone Group			4.375%, 3/15/23	655	686
4.375%, 5/30/28	470	527	QVC
Vodafone Group			5.125%, 7/2/22	88	93
4.875%, 6/19/49	650	751	SACI Falabella
Vodafone Group			4.375%, 1/27/25	500	531
5.00%, 5/30/38	585	680	Shimao Property Holdings
		16,105	5.60%, 7/15/26	550	554
			Tesla
Consumer Cyclical 2.4%			5.30%, 8/15/25 (1)	255	227
Alibaba Group Holding			Volkswagen Bank
3.125%, 11/28/21	640	651	1.875%, 1/31/24 (EUR)	100	117
Alibaba Group Holding			Volkswagen Bank
3.60%, 11/28/24	685	725	2.50%, 7/31/26 (EUR)	300	366
Alibaba Group Holding			Volkswagen Group of America
4.00%, 12/6/37	200	220	Finance
Booking Holdings			4.625%, 11/13/25 (1)	200	222
3.60%, 6/1/26	110	118	Volkswagen Leasing
Booking Holdings			1.625%, 8/15/25 (EUR)	325	377
3.65%, 3/15/25	10	11	Yanlord Land
Expedia Group			6.75%, 4/23/23	750	769
3.80%, 2/15/28	650	689			10,929
Expedia Group
5.00%, 2/15/26	1,140	1,293	Consumer Non-Cyclical 4.7%
Experian Finance			AbbVie
4.25%, 2/1/29 (1)	200	227	3.60%, 5/14/25	655	684
Ford Motor Credit			AbbVie
3.35%, 11/1/22	450	452	4.70%, 5/14/45	265	288
Ford Motor Credit			AbbVie
5.085%, 1/7/21	615	633	4.875%, 11/14/48	220	246
General Motors Financial			Allergan Funding
4.00%, 10/6/26	175	179	2.625%, 11/15/28 (EUR)	340	427
General Motors Financial			Altria Group
4.20%, 11/6/21	410	425	4.80%, 2/14/29	150	170
General Motors Financial			Altria Group
4.30%, 7/13/25	55	57	5.80%, 2/14/39	415	513

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Altria Group			CVS Health
5.95%, 2/14/49	605	777	4.30%, 3/25/28	415	452
Anheuser-Busch InBev Worldwide			CVS Health
4.75%, 1/23/29	160	187	5.05%, 3/25/48	200	234
Anheuser-Busch InBev Worldwide			CVS Health
5.55%, 1/23/49	660	865	5.125%, 7/20/45	15	17
BAT Capital			Express Scripts Holding
3.222%, 8/15/24	365	375	3.40%, 3/1/27	395	412
BAT Capital			Express Scripts Holding
3.557%, 8/15/27	1,205	1,235	4.50%, 2/25/26	240	265
Bausch Health Americas			Kaiser Foundation Hospitals
8.50%, 1/31/27 (1)	390	433	3.50%, 4/1/22	390	406
Bayer U. S. Finance II			Perrigo Finance
3.875%, 12/15/23 (1)	975	1,023	3.90%, 12/15/24	265	271
Becton Dickinson & Company			Perrigo Finance
1.401%, 5/24/23 (EUR)	200	230	4.375%, 3/15/26	400	411
Becton Dickinson & Company			Reynolds American
3.363%, 6/6/24	450	469	5.85%, 8/15/45	170	192
Becton Dickinson & Company			Shire Acquisitions Investments
3.70%, 6/6/27	1,331	1,432	Ireland
Becton Dickinson & Company			2.875%, 9/23/23	750	767
3.734%, 12/15/24	225	239	Shire Acquisitions Investments
Becton Dickinson & Company			Ireland
4.669%, 6/6/47	340	409	3.20%, 9/23/26	335	348
Becton Dickinson Euro Finance					21,104
0.632%, 6/4/23 (EUR)	160	179
Becton Dickinson Euro Finance			Energy 2.6%
1.208%, 6/4/26 (EUR)	195	224	APT Pipelines
Bristol-Myers Squibb			3.875%, 10/11/22 (1)	185	193
3.20%, 6/15/26 (1)	275	291	Boardwalk Pipelines
Bristol-Myers Squibb			3.375%, 2/1/23	110	111
4.125%, 6/15/39 (1)	175	203	Boardwalk Pipelines
Bunge Finance			4.45%, 7/15/27	45	47
3.75%, 9/25/27	500	516	Boardwalk Pipelines
Cardinal Health			5.95%, 6/1/26	920	1,037
3.75%, 9/15/25	385	401	Cenovus Energy
Celgene			3.80%, 9/15/23	215	222
3.875%, 8/15/25	1,195	1,293	Cenovus Energy
Cigna			5.40%, 6/15/47	210	238
4.125%, 11/15/25	725	778	Energy Transfer Operating
Cigna			4.50%, 4/15/24	105	112
4.375%, 10/15/28	490	545	Energy Transfer Operating
Cigna			4.95%, 6/15/28	155	173
4.90%, 12/15/48	415	486	Energy Transfer Operating
CommonSpirit Health			5.25%, 4/15/29	230	263
2.95%, 11/1/22	105	107	Energy Transfer Operating
CVS Health			5.875%, 1/15/24	275	308
3.70%, 3/9/23	1,405	1,469	Eni, Series X-R
CVS Health			4.00%, 9/12/23 (1)	655	692
4.10%, 3/25/25	780	835	Eni, Series X-R
			4.75%, 9/12/28 (1)	445	506

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Occidental Petroleum			Baidu
2.90%, 8/15/24	940	947	2.875%, 7/6/22	850	858
Occidental Petroleum			Baidu
3.20%, 8/15/26	65	65	4.375%, 3/29/28	1,295	1,414
Occidental Petroleum			Baidu
4.40%, 8/15/49	230	239	4.875%, 11/14/28	200	227
Peru LNG			Broadcom
5.375%, 3/22/30	800	866	3.125%, 1/15/25	325	321
Plains All American Pipeline			Broadcom
2.85%, 1/31/23	80	80	3.625%, 1/15/24	570	582
Plains All American Pipeline			Broadcom
3.85%, 10/15/23	155	161	4.25%, 4/15/26 (1)	420	432
Reliance Holding USA			Fidelity National Information Services
5.40%, 2/14/22	300	320	0.75%, 5/21/23 (EUR)	180	204
Sabine Pass Liquefaction			Fiserv
5.00%, 3/15/27	740	816	0.375%, 7/1/23 (EUR)	100	112
Sabine Pass Liquefaction			Fiserv
5.875%, 6/30/26	390	448	1.125%, 7/1/27 (EUR)	220	254
Seven Generations Energy			Fiserv
5.375%, 9/30/25 (1)	240	230	3.20%, 7/1/26	300	314
Transcontinental Gas Pipe Line			Fiserv
4.00%, 3/15/28	140	150	4.40%, 7/1/49	340	392
Transcontinental Gas Pipe Line			Keysight Technologies
4.60%, 3/15/48	200	227	4.55%, 10/30/24	180	195
Williams			Keysight Technologies
3.90%, 1/15/25	15	16	4.60%, 4/6/27	335	372
Williams			Micron Technology
4.00%, 9/15/25	45	48	4.185%, 2/15/27	375	386
Williams			Micron Technology
4.30%, 3/4/24	20	21	4.64%, 2/6/24	640	681
Williams			NXP
4.50%, 11/15/23	1,005	1,079	4.875%, 3/1/24 (1)	430	467
Woodside Finance			Tencent Holdings
3.65%, 3/5/25 (1)	130	135	3.80%, 2/11/25	1,655	1,762
Woodside Finance					9,430
3.70%, 9/15/26 (1)	462	481
Woodside Finance			Transportation 0.9%
3.70%, 3/15/28 (1)	572	594	American Airlines PTT, Series 2014-
Woodside Finance			1, Class B
4.50%, 3/4/29 (1)	535	588	4.375%, 10/1/22	24	25
		11,413	American Airlines PTT, Series 2015-
			1, Class B
Industrial Other 0.2%			3.70%, 5/1/23	61	62
SM Investments			American Airlines PTT, Series 2016-
4.875%, 6/10/24	600	628	2, Class A
			3.65%, 6/15/28	193	203
		628	American Airlines PTT, Series 2016-
Technology 2.1%			3, Class B
Avnet			3.75%, 10/15/25	126	129
3.75%, 12/1/21	445	457

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

American Airlines PTT, Series 2017-			Enel Finance International
1, Class B			2.75%, 4/6/23 (1)	700	705
4.95%, 2/15/25	216	229	Enel Finance International
American Airlines PTT, Series 2017-			3.625%, 5/25/27 (1)	340	349
2, Class A			FirstEnergy, Series B
3.60%, 10/15/29	369	378	3.90%, 7/15/27	300	322
American Airlines PTT, Series 2017-			FirstEnergy Transmission
2, Class AA			4.35%, 1/15/25 (1)	1,485	1,606
3.35%, 10/15/29	161	168	NRG Energy
American Airlines PTT, Series 2017-			3.75%, 6/15/24 (1)	70	72
2, Class B			NRG Energy
3.70%, 10/15/25	184	185	4.45%, 6/15/29 (1)	220	231
American Airlines PTT, Series 2019-			Southern
1, Class B			3.25%, 7/1/26	440	454
3.85%, 2/15/28	185	187	Southern California Edison, Series A
Brambles USA			2.90%, 3/1/21	85	86
4.125%, 10/23/25 (1)	135	145	Vistra Operations
Delta Air Lines PTT, Series 2009-1,			3.55%, 7/15/24 (1)	210	213
Class A			Vistra Operations
7.75%, 12/17/19	5	5	4.30%, 7/15/29 (1)	300	306
Emirates Airline
4.50%, 2/6/25	681	696			6,436

Heathrow Funding			Natural Gas 0.4%
4.875%, 7/15/21 (1)	265	276
ICTSI Treasury			Sempra Energy
4.625%, 1/16/23	200	209	3.25%, 6/15/27	996	1,028
ICTSI Treasury			Sempra Energy
5.875%, 9/17/25	500	548	3.40%, 2/1/28	290	302
Transurban Finance			Sempra Energy
3.375%, 3/22/27 (1)	95	97	3.80%, 2/1/38	260	272
U. S. Airways PTT, Series 2012-2,			Sempra Energy
Class A			4.00%, 2/1/48	155	168
4.625%, 6/3/25	417	454			1,770
U. S. Airways PTT, Series 2013-1,			Total Utility		8,206
Class A
3.95%, 11/15/25	86	91	Total Corporate Bonds
			(Cost $124,490)		131,974
		4,087

Total Industrial		78,307	BANK LOANS 0.2% (4)
Utility 1.8%
			Industrial 0.2%
Electric 1.4%			Asurion, FRN,
Ausgrid Finance			3M USD LIBOR + 3.00%,
3.85%, 5/1/23 (1)	210	220	5.112%, 11/3/24	158	158
Ausgrid Finance			Asurion, FRN,
4.35%, 8/1/28 (1)	320	354	3M USD LIBOR + 6.50%,
Enel Americas			8.612%, 8/4/25	145	147
4.00%, 10/25/26	800	837	Intelsat Jackson Holdings, FRN,
Enel Chile			3M USD LIBOR + 3.75%,
4.875%, 6/12/28	610	681	5.895%, 11/27/23	230	230

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Intelsat Jackson Holdings, FRN,			Avis Budget Rental Car Funding
3M USD LIBOR + 4.50%,			AESOP, Series 2019-3A, Class
6.645%, 1/2/24	225	226	B
			2.65%, 3/20/26 (1)	755	755
		761	CarMax Auto Owner Trust,
Total Bank Loans			Series 2017-4, Class D
(Cost $757)		761	3.30%, 5/15/24	115	117
			Enterprise Fleet Financing,
ASSET-BACKED SECURITIES 7.2%			Series 2016-2, Class A2
			1.74%, 2/22/22 (1)	3	3
			Ford Credit Auto Owner Trust,
Car Loan 2.6%			Series 2019-1, Class A
AmeriCredit Automobile			3.52%, 7/15/30 (1)	1,000	1,056
Receivables Trust, Series			Santander Drive Auto
2016-4, Class D			Receivables Trust, Series
2.74%, 12/8/22	765	770	2015-5, Class D
AmeriCredit Automobile			3.65%, 12/15/21	57	58
Receivables Trust, Series			Santander Drive Auto
2017-3, Class C			Receivables Trust, Series
2.69%, 6/19/23	385	389	2017-1, Class C
AmeriCredit Automobile			2.58%, 5/16/22	58	58
Receivables Trust, Series			Santander Drive Auto
2017-3, Class D			Receivables Trust, Series
3.18%, 7/18/23	965	979	2018-5, Class B
Avis Budget Rental Car Funding			3.52%, 12/15/22	400	403
AESOP, Series 2016-2A, Class			Santander Drive Auto
A			Receivables Trust, Series
2.72%, 11/20/22 (1)	735	744	2019-3, Class C
Avis Budget Rental Car Funding			2.49%, 10/15/25	1,160	1,166
AESOP, Series 2017-1A, Class			Santander Retail Auto Lease
A			Trust, Series 2017-A, Class C
3.07%, 9/20/23 (1)	240	246	2.96%, 11/21/22 (1)	595	598
Avis Budget Rental Car Funding			Santander Retail Auto Lease
AESOP, Series 2017-2A, Class			Trust, Series 2019-B, Class D
A			3.31%, 6/20/24 (1)	1,105	1,118
2.97%, 3/20/24 (1)	1,435	1,475	SMARTTrust, Series 2016-2US,

Avis Budget Rental Car Funding			Class A3A
AESOP, Series 2018-2A, Class			1.71%, 3/15/21	130	130
A
4.00%, 3/20/25 (1)	835	897			11,621
Avis Budget Rental Car Funding
AESOP, Series 2019-1A, Class			Credit Card 0.2%
A			American Express Credit
3.45%, 3/20/23 (1)	215	222	Account Master Trust, Series
Avis Budget Rental Car Funding			2017-5, Class B, FRN,
AESOP, Series 2019-2A, Class			1M USD LIBOR + 0.58%,
A			2.775%, 2/18/25	170	170
3.35%, 9/22/25 (1)	180	189	Synchrony Credit Card Master
Avis Budget Rental Car Funding			Note Trust, Series 2017-1,
AESOP, Series 2019-2A, Class			Class C
C			2.56%, 6/15/23	920	919
4.24%, 9/22/25 (1)	235	248			1,089

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			GreatAmerica Leasing
Other Asset-Backed Securities 3.6%			Receivables Funding, Series
Allegro III, Series 2015-1A, Class			2018-1, Class C
AR, CLO, FRN,			3.14%, 6/16/25 (1)	730	744
3M USD LIBOR + 0.84%,			Halcyon Loan Advisors Funding,
3.116%, 7/25/27 (1)	585	583	Series 2014-3A, Class B1R,
Applebee's Funding, Series			CLO, FRN,
2019-1A, Class A2I			3M USD LIBOR + 1.70%,
4.194%, 6/7/49 (1)	645	663	3.978%, 10/22/25 (1)	405	405
Barings, Series 2016-2A, Class			Hardee's Funding, Series 2018-
AR, CLO, FRN,			1A, Class A2II
3M USD LIBOR + 1.08%,			4.959%, 6/20/48 (1)	1,062	1,136
3.358%, 7/20/28 (1)	755	754	Hilton Grand Vacations Trust,
Barings BDC Static, Series 2019-			Series 2014-AA, Class A
1A, Class A1, CLO, FRN,			1.77%, 11/25/26 (1)	64	63
3M USD LIBOR + 1.02%,			Hilton Grand Vacations Trust,
3.323%, 4/15/27 (1)	814	813	Series 2017-AA, Class A
CNH Equipment Trust, Series			2.66%, 12/26/28 (1)	78	79
2017-C, Class B			Jack In the Box Funding, Series
2.54%, 5/15/25	115	116	2019-1A, Class A2I
Cole Park, Series 2015-1A, Class			3.982%, 8/25/49 (1)	535	547
AR, CLO, FRN,			KKR, Series 13, Class B1R,
3M USD LIBOR + 1.05%,			CLO, FRN,
3.328%, 10/20/28 (1)	755	753	3M USD LIBOR + 1.15%,
Driven Brands Funding, Series			3.472%, 1/16/28 (1)	780	762
2018-1A, Class A2			Madison Park Funding XVIII,
4.739%, 4/20/48 (1)	119	128	Series 2015-18A, Class A1R,
Eaton Vance, Series 2013-1A,			CLO, FRN,
Class A2RR, CLO, FRN,			3M USD LIBOR + 1.19%,
3M USD LIBOR + 1.85%,			3.468%, 10/21/30 (1)	785	784
4.067%, 1/15/28 (1)	1,105	1,104	Magnetite XVI, Series 2015-16A,
Elara HGV Timeshare Issuer,			Class BR, CLO, FRN,
Series 2014-A, Class A			3M USD LIBOR + 1.20%,
2.53%, 2/25/27 (1)	32	32	3.50%, 1/18/28 (1)	395	388
Elara HGV Timeshare Issuer,			MVW Owner Trust, Series 2013-
Series 2019-A, Class A			1A, Class A
2.61%, 1/25/34 (1)	1,130	1,134	2.15%, 4/22/30 (1)	53	53
Galaxy XXIX, Series 2018-29A,			MVW Owner Trust, Series 2014-
Class B, CLO, FRN,			1A, Class A
3M USD LIBOR + 1.40%,			2.25%, 9/22/31 (1)	54	54
3.558%, 11/15/26 (1)	365	362	MVW Owner Trust, Series 2017-
Golub Capital Partners, Series			1A, Class B
2018-39A, Class A1, CLO,			2.75%, 12/20/34 (1)	77	77
FRN,			MVW Owner Trust, Series 2017-
3M USD LIBOR + 1.15%,			1A, Class C
3.428%, 10/20/28 (1)	800	799	2.99%, 12/20/34 (1)	93	92
GreatAmerica Leasing			Neuberger Berman Loan
Receivables Funding, Series			Advisers, Series 2018-29A,
2017-1, Class A3			Class A1, CLO, FRN,
2.06%, 6/22/20 (1)	23	23	3M USD LIBOR + 1.13%,
			3.433%, 10/19/31 (1)	1,105	1,099

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Neuberger Berman XVI, Series			SMB Private Education Loan
2017-16SA, Class A, CLO,			Trust, Series 2018-C, Class
FRN,			A2 A
3M USD LIBOR + 0.85%,			3.63%, 11/15/35 (1)	640	685
3.153%, 1/15/28 (1)	585	583
OZLM VIII, Series 2014-8A,					3,646
Class A2RR, CLO, FRN,			Total Asset-Backed Securities
3M USD LIBOR + 1.80%,			(Cost $31,934)		32,443
4.103%, 10/17/29 (1)	530	527
Sonic Capital, Series 2018-1A,			NON-U. S. GOVERNMENT MORTGAGE-BACKED
Class A2			SECURITIES 13.4%
4.026%, 2/20/48 (1)	447	462
Taco Bell Funding, Series 2018-
1A, Class A2I			Collateralized Mortgage Obligations 9.4%
4.318%, 11/25/48 (1)	571	595	Angel Oak Mortgage Trust I,
Verizon Owner Trust, Series			Series 2019-2, Class A1, CMO,
2017-1A, Class C			ARM,
2.65%, 9/20/21 (1)	165	166	3.628%, 3/25/49 (1)	594	603
Volvo Financial Equipment,			Bayview Opportunity Master
Series 2018-1A, Class C			Fund IVa Trust, Series 2017-
3.06%, 12/15/25 (1)	205	207	RT1, Class A1, CMO, ARM,
			3.00%, 3/28/57 (1)	164	167
		16,087	Bayview Opportunity Master
Student Loan 0.8%			Fund IVa Trust, Series 2017-
			SPL5, Class A, CMO, ARM,
Navient Private Education Loan			3.50%, 6/28/57 (1)	102	104
Trust, Series 2017-A, Class B			Bayview Opportunity Master
3.91%, 12/16/58 (1)	410	435	Fund IVb Trust, Series 2017-
Navient Private Education Loan			SPL4, Class A, CMO, ARM,
Trust, Series 2019-EA, Class			3.50%, 1/28/55 (1)	133	136
A2A			COLT Mortgage Loan Trust,
2.64%, 5/15/68 (1)	1,090	1,114	Series 2018-1, Class A2, CMO,
Nelnet Student Loan Trust,			ARM,
Series 2008-3, Class A4, FRN,			2.981%, 2/25/48 (1)	32	32
3M USD LIBOR + 1.65%,			COLT Mortgage Loan Trust,
3.782%, 11/25/24	153	152	Series 2018-1, Class A3, CMO,
SLM Student Loan Trust, Series			ARM,
2008-1, Class A4, FRN,			3.084%, 2/25/48 (1)	32	32
3M USD LIBOR + 0.65%,			COLT Mortgage Loan Trust,
2.926%, 1/25/22	528	520	Series 2018-2, Class M1,
SLM Student Loan Trust, Series			CMO, ARM,
2008-5, Class A4, FRN,			4.189%, 7/27/48 (1)	795	810
3M USD LIBOR + 1.70%,			COLT Mortgage Loan Trust,
3.976%, 7/25/23	164	165	Series 2018-4, Class M1,
SLM Student Loan Trust, Series			CMO, ARM,
2008-9, Class A, FRN,			4.716%, 12/28/48 (1)	1,155	1,210
3M USD LIBOR + 1.50%,			COLT Mortgage Loan Trust,
3.776%, 4/25/23	167	169	Series 2019-2, Class A3, CMO,
SMB Private Education Loan			ARM,
Trust, Series 2017-B, Class			3.541%, 5/25/49 (1)	512	521
A2A
2.82%, 10/15/35 (1)	398	406

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

COLT Mortgage Loan Trust,			Deephaven Residential
Series 2019-3, Class A1, CMO,			Mortgage Trust, Series 2019-
ARM,			1A, Class M1, CMO, ARM,
2.764%, 8/25/49 (1)	714	718	4.402%, 1/25/59 (1)	710	727
Connecticut Avenue Securities,			Deephaven Residential
Series 2017-C03, Class 1M1,			Mortgage Trust, Series 2019-
CMO, ARM,			2A, Class A3, CMO, ARM,
1M USD LIBOR + 0.95%,			3.763%, 4/25/59 (1)	342	345
3.095%, 10/25/29	792	794	Deephaven Residential
Connecticut Avenue Securities,			Mortgage Trust, Series 2019-
Series 2018-C02, Class 2M2,			2A, Class M1, CMO, ARM,
CMO, ARM,			3.921%, 4/25/59 (1)	510	521
1M USD LIBOR + 2.20%,			Freddie Mac Whole Loan
4.345%, 8/25/30	235	237	Securities Trust, Series 2017-
Connecticut Avenue Securities,			SC01, Class M1, CMO, ARM,
Series 2018-C04, Class 2M2,			3.595%, 12/25/46 (1)	404	406
CMO, ARM,			Freddie Mac Whole Loan
1M USD LIBOR + 2.55%,			Securities Trust, Series 2016-
4.695%, 12/25/30	650	661	SC02, Class M1, CMO, ARM,
Connecticut Avenue Securities,			3.607%, 10/25/46	718	725
Series 2018-C06, Class 1M1,			Galton Funding Mortgage Trust,
CMO, ARM,			Series 2017-1, Class B2, CMO,
1M USD LIBOR + 0.55%,			ARM,
2.695%, 3/25/31	207	207	3.95%, 7/25/56 (1)	928	950
Connecticut Avenue Securities,			Galton Funding Mortgage Trust,
Series 2018-C06, Class 2M2,			Series 2018-1, Class A33,
CMO, ARM,			CMO, ARM,
1M USD LIBOR + 2.10%,			3.50%, 11/25/57 (1)	459	459
4.245%, 3/25/31	275	275	Galton Funding Mortgage Trust,
Connecticut Avenue Securities			Series 2019-2, Class A42,
Trust, Series 2019-R03, Class			CMO, ARM,
1M1, CMO, ARM,			3.50%, 6/25/59 (1)	1,061	1,066
1M USD LIBOR + 0.75%,			Homeward Opportunities Fund I
2.895%, 9/25/31 (1)	407	408	Trust, Series 2018-1, Class A3,
Deephaven Residential			CMO, ARM,
Mortgage Trust, Series 2018-			3.999%, 6/25/48 (1)	425	431
1A, Class A2, CMO, ARM,			Homeward Opportunities Fund I
3.027%, 12/25/57 (1)	150	150	Trust, Series 2019-1, Class A3,
Deephaven Residential			CMO, ARM,
Mortgage Trust, Series 2018-			3.606%, 1/25/59 (1)	531	536
2A, Class A3, CMO, ARM,			Homeward Opportunities Fund I
3.684%, 4/25/58 (1)	269	272	Trust, Series 2019-1, Class
Deephaven Residential			M1, CMO, ARM,
Mortgage Trust, Series 2018-			3.951%, 1/25/59 (1)	475	486
3A, Class M1, CMO, ARM,			JP Morgan Mortgage Trust,
4.357%, 8/25/58 (1)	450	461	Series 2019-3, Class A15,
Deephaven Residential			CMO, ARM,
Mortgage Trust, Series 2018-			4.00%, 9/25/49 (1)	490	500
4A, Class A1, CMO, ARM,			MetLife Securitization Trust,
4.08%, 10/25/58 (1)	725	733	Series 2018-1A, Class A,
			CMO, ARM,
			3.75%, 3/25/57 (1)	420	441

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Mill City Mortgage Loan Trust,			Starwood Mortgage Residential
Series 2016-1, Class A1, CMO,			Trust, Series 2019-1, Class A3,
ARM,			CMO, ARM,
2.50%, 4/25/57 (1)	69	69	3.299%, 6/25/49 (1)	574	575
Mill City Mortgage Loan Trust,			Starwood Mortgage Residential
Series 2018-1, Class A1, CMO,			Trust, Series 2019-IMC1, Class
ARM,			A1, CMO, ARM,
3.25%, 5/25/62 (1)	456	465	3.468%, 2/25/49 (1)	395	403
New Residential Mortgage Loan			Starwood Mortgage Residential
Trust, Series 2018-NQM1,			Trust, Series 2019-IMC1, Class
Class A2, CMO, ARM,			M1, CMO, ARM,
4.087%, 11/25/48 (1)	806	820	4.094%, 2/25/49 (1)	615	652
New Residential Mortgage Loan			Structured Agency Credit Risk
Trust, Series 2019-NQM3,			Debt Notes, Series 2014-HQ2,
Class A1, CMO, ARM,			Class M2, CMO, ARM,
2.802%, 7/25/49 (1)	752	755	1M USD LIBOR + 2.20%,
OBX Trust, Series 2019-EXP2,			4.345%, 9/25/24	498	505
Class 2A1A, CMO, ARM,			Structured Agency Credit Risk
1M USD LIBOR + 0.90%,			Debt Notes, Series 2015-HQ2,
3.045%, 7/25/59 (1)	545	545	Class M2, CMO, ARM,
OBX Trust, Series 2019-INV2,			1M USD LIBOR + 1.95%,
Class A25, CMO, ARM,			4.095%, 5/25/25	327	330
4.00%, 5/27/49 (1)	1,016	1,039	Structured Agency Credit Risk
Seasoned Credit Risk Transfer			Debt Notes, Series 2016-
Trust, Series 2016-1, Class			DNA1, Class M2, CMO, ARM,
M1, CMO, ARM,			1M USD LIBOR + 2.90%,
3.00%, 9/25/55 (1)	95	92	5.166%, 7/25/28	151	152
Seasoned Credit Risk Transfer			Structured Agency Credit Risk
Trust, Series 2017-2, Class			Debt Notes, Series 2017-
M1, CMO, ARM,			HQA1, Class M1, CMO, ARM,
4.00%, 8/25/56 (1)	470	473	1M USD LIBOR + 1.20%,
Sequoia Mortgage Trust, Series			3.345%, 8/25/29	223	223
2013-4, Class B1, CMO, ARM,			Structured Agency Credit Risk
3.49%, 4/25/43	1,017	1,043	Debt Notes, Series 2017-
Sequoia Mortgage Trust, Series			HQA2, Class M1, CMO, ARM,
2017-CH2, Class A19, CMO,			1M USD LIBOR + 0.80%,
ARM,			2.945%, 12/25/29	119	119
4.00%, 12/25/47 (1)	522	531	Structured Agency Credit Risk
Sequoia Mortgage Trust, Series			Debt Notes, Series 2017-
2018-CH1, Class A2, CMO,			HQA2, Class M2, CMO, ARM,
ARM,			1M USD LIBOR + 2.65%,
3.50%, 2/25/48 (1)	310	316	4.795%, 12/25/29	250	254
Sequoia Mortgage Trust, Series			Structured Agency Credit Risk
2018-CH3, Class A19, CMO,			Debt Notes, Series 2017-
ARM,			HQA3, Class M1, CMO, ARM,
4.50%, 8/25/48 (1)	643	665	1M USD LIBOR + 0.55%,
Starwood Mortgage Residential			2.695%, 4/25/30	55	54
Trust, Series 2018-IMC2, Class			Structured Agency Credit Risk
A1, CMO, ARM,			Debt Notes, Series 2017-SPI1,
4.121%, 10/25/48 (1)	651	667	Class M1, CMO, ARM,
			3.981%, 9/25/47 (1)	695	699

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Structured Agency Credit Risk			Towd Point Mortgage Trust,
Debt Notes, Series 2017-SPI1,			Series 2016-1, Class A3B,
Class M2, CMO, ARM,			CMO, ARM,
3.981%, 9/25/47 (1)	459	458	3.00%, 2/25/55 (1)	131	131
Structured Agency Credit Risk			Towd Point Mortgage Trust,
Debt Notes, Series 2018-			Series 2016-2, Class A1A,
DNA1, Class M1, CMO, ARM,			CMO, ARM,
1M USD LIBOR + 0.45%,			2.75%, 8/25/55 (1)	93	94
2.595%, 7/25/30	581	580	Towd Point Mortgage Trust,
Structured Agency Credit Risk			Series 2016-3, Class A1, CMO,
Debt Notes, Series 2018-			ARM,
HQA2, Class M1, CMO, ARM,			2.25%, 4/25/56 (1)	184	183
1M USD LIBOR + 0.75%,			Towd Point Mortgage Trust,
2.895%, 10/25/48 (1)	746	746	Series 2016-5, Class A1, CMO,
Structured Agency Credit Risk			ARM,
Debt Notes, Series 2018-			2.50%, 10/25/56 (1)	229	230
HRP2, Class M2, CMO, ARM,			Towd Point Mortgage Trust,
1M USD LIBOR + 1.25%,			Series 2017-1, Class A1, CMO,
3.395%, 2/25/47 (1)	740	741	ARM,
Structured Agency Credit Risk			2.75%, 10/25/56 (1)	107	108
Debt Notes, Series 2018-SPI1,			Towd Point Mortgage Trust,
Class M2, CMO, ARM,			Series 2017-1, Class M1,
3.741%, 2/25/48 (1)	140	136	CMO, ARM,
Structured Agency Credit Risk			3.75%, 10/25/56 (1)	1,085	1,141
Debt Notes, Series 2018-SPI3,			Towd Point Mortgage Trust,
Class M2, CMO, ARM,			Series 2017-4, Class A1, CMO,
4.161%, 8/25/48 (1)	475	480	ARM,
Structured Agency Credit Risk			2.75%, 6/25/57 (1)	187	189
Debt Notes, Series 2019-			Towd Point Mortgage Trust,
DNA2, Class M2, CMO, ARM,			Series 2018-1, Class A1, CMO,
1M USD LIBOR + 2.45%,			ARM,
4.595%, 3/25/49 (1)	580	584	3.00%, 1/25/58 (1)	150	153
Structured Agency Credit Risk			Towd Point Mortgage Trust,
Debt Notes, Series 2019-			Series 2018-3, Class A1, CMO,
DNA3, Class M2, CMO, ARM,			ARM,
1M USD LIBOR + 2.05%,			3.75%, 5/25/58 (1)	411	429
4.195%, 7/25/49 (1)	620	621	Towd Point Mortgage Trust,
Towd Point Mortgage Trust,			Series 2018-5, Class A1A,
Series 2015-3, Class A1B,			CMO, ARM,
CMO, ARM,			3.25%, 7/25/58 (1)	1,062	1,082
3.00%, 3/25/54 (1)	152	152	Verus Securitization Trust,
Towd Point Mortgage Trust,			Series 2018-3, Class A2, CMO,
Series 2015-4, Class M1,			ARM,
CMO, ARM,			4.18%, 10/25/58 (1)	296	300
3.75%, 4/25/55 (1)	390	404	Verus Securitization Trust,
Towd Point Mortgage Trust,			Series 2018-3, Class A3, CMO,
Series 2015-5, Class A1B,			ARM,
CMO, ARM,			4.282%, 10/25/58 (1)	674	683
2.75%, 5/25/55 (1)	176	176	Verus Securitization Trust,
Towd Point Mortgage Trust,			Series 2018-INV1, Class A1,
Series 2016-1, Class A1B,			CMO, ARM,
CMO, ARM,			3.626%, 3/25/58 (1)	135	136
2.75%, 2/25/55 (1)	94	94

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Verus Securitization Trust,			Benchmark Mortgage Trust,
Series 2018-INV1, Class A2,			Series 2018-B8, Class A5
CMO, ARM,			4.232%, 1/15/52	435	504
3.849%, 3/25/58 (1)	82	83	BX Trust, Series 2018-GW, Class
Verus Securitization Trust,			C, ARM,
Series 2018-INV2, Class A1FX,			1M USD LIBOR + 1.22%,
CMO, ARM,			3.415%, 5/15/35 (1)	475	474
4.148%, 10/25/58 (1)	715	729	CD Mortgage Trust, Series 2017-
Verus Securitization Trust,			CD6, Class A5
Series 2019-3, Class M1,			3.456%, 11/13/50	515	560
CMO, ARM,			CGGS Commercial Mortgage
3.139%, 7/25/59 (1)	545	548	Trust, Series 2018-WSS, Class
Verus Securitization Trust,			A, ARM,
Series 2019-INV1, Class A1,			1M USD LIBOR + 0.90%,
CMO, ARM,			3.095%, 2/15/37 (1)	195	194
3.402%, 12/25/59 (1)	435	438	Citigroup Commercial Mortgage
Verus Securitization Trust,			Trust, Series 2015-GC27,
Series 2019-INV1, Class B1,			Class AS
CMO,			3.571%, 2/10/48	95	101
4.991%, 12/25/59 (1)	150	153	Citigroup Commercial Mortgage
Verus Securitization Trust,			Trust, Series 2016-P3, Class
Series 2019-INV2, Class A1,			A3
CMO, ARM,			3.063%, 4/15/49	240	253
2.913%, 7/25/59 (1)	1,007	1,015	Citigroup Commercial Mortgage
Verus Securitization Trust,			Trust, Series 2017-P7, Class
Series 2019-INV2, Class A3,			AS
CMO, ARM,			3.915%, 4/14/50	345	380
3.219%, 7/25/59 (1)	657	662	Commercial Mortgage Trust,
WinWater Mortgage Loan Trust,			Series 2014-CR20, Class AM
Series 2016-1, Class B3, CMO,			3.938%, 11/10/47	285	305
ARM,			Commercial Mortgage Trust,
3.866%, 1/20/46 (1)	744	760	Series 2014-UBS2, Class B
		41,989	4.701%, 3/10/47	237	254
			Commercial Mortgage Trust,
Commercial Mortgage-Backed Securities 4.0%			Series 2014-UBS6, Class C,
280 Park Avenue Mortgage			ARM,
Trust, Series 2017-280P, Class			4.601%, 12/10/47	985	1,023
B, ARM,			Commercial Mortgage Trust,
1M USD LIBOR + 1.08%,			Series 2015-CR25, Class C,
3.275%, 9/15/34 (1)	590	590	ARM,
Atrium Hotel Portfolio Trust,			4.695%, 8/10/48	190	202
Series 2017-ATRM, Class C,			Commercial Mortgage Trust,
ARM,			Series 2015-DC1, Class AM
1M USD LIBOR + 1.65%,			3.724%, 2/10/48	760	806
3.845%, 12/15/36 (1)	975	976	Commercial Mortgage Trust,
Barclays Commercial Mortgage			Series 2015-LC23, Class A4
Trust, Series 2019-C4, Class B			3.774%, 10/10/48	240	262
3.322%, 8/15/52	450	475	Commercial Mortgage Trust,
Barclays Commercial Mortgage			Series 2016-CR28, Class AHR
Trust, Series 2019-C4, Class C			3.651%, 2/10/49	196	208
3.469%, 8/15/52	585	602

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Credit Suisse Mortgage Capital			Morgan Stanley Bank of America
Certificates, Series 2015-			Merrill Lynch Trust, Series
GLPB, Class B, ARM,			2014-C17, Class B, ARM,
3.938%, 11/15/34 (1)	710	746	4.464%, 8/15/47	180	194
Credit Suisse Mortgage Capital			Morgan Stanley Bank of America
Certificates, Series 2019-ICE4,			Merrill Lynch Trust, Series
Class E, ARM,			2015-C24, Class AS, ARM,
1M USD LIBOR + 2.15%,			4.036%, 5/15/48	80	87
4.345%, 5/15/36 (1)	835	839	Morgan Stanley Capital I Trust,
CSAIL Commercial Mortgage			Series 2015-MS1, Class AS,
Trust, Series 2016-C6, Class			ARM,
A5			4.165%, 5/15/48	35	38
3.09%, 1/15/49	215	226	Morgan Stanley Capital I Trust,
Eleven Madison Mortgage Trust,			Series 2017-ASHF, Class B,
Series 2015-11MD, Class A,			ARM,
ARM,			1M USD LIBOR + 1.25%,
3.673%, 9/10/35 (1)	285	309	3.445%, 11/15/34 (1)	365	364
GS Mortgage Securities Trust,			Morgan Stanley Capital I Trust,
Series 2015-GC30, Class A3			Series 2017-H1, Class AS
3.119%, 5/10/50	600	632	3.773%, 6/15/50	155	168
GS Mortgage Securities Trust,			Wells Fargo Commercial
Series 2016-GS4, Class A3			Mortgage Trust, Series 2015-
3.178%, 11/10/49	1,370	1,461	NXS2, Class A2
GS Mortgage Securities Trust,			3.02%, 7/15/58	180	180
Series 2018-FBLU, Class D,			Wells Fargo Commercial
ARM,			Mortgage Trust, Series 2015-
1M USD LIBOR + 2.00%,			NXS2, Class C, ARM,
4.195%, 11/15/35 (1)	485	486	4.387%, 7/15/58	50	52
GS Mortgage Securities Trust,			Wells Fargo Commercial
Series 2019-SOHO, Class D,			Mortgage Trust, Series 2016-
ARM,			C33, Class A3
1M USD LIBOR + 1.60%,			3.162%, 3/15/59	240	255
3.80%, 6/15/36 (1)	1,045	1,045	Wells Fargo Commercial
InTown Hotel Portfolio Trust,			Mortgage Trust, Series 2017-
Series 2018-STAY, Class C,			C38, Class B, ARM,
ARM,			3.917%, 7/15/50	165	178
1M USD LIBOR + 1.25%,			Wells Fargo Commercial
3.445%, 1/15/33 (1)	270	270	Mortgage Trust, Series 2019-
JPMorgan Barclays Bank			C52, Class B
Commercial Mortgage			3.375%, 8/15/52	665	698
Securities Trust, Series 2014-			Worldwide Plaza Trust, Series
C24, Class A5			2017-WWP, Class C, ARM,
3.639%, 11/15/47	85	91	3.715%, 11/10/36 (1)	100	107
JPMorgan Chase Commercial
Mortgage Securities Trust,					18,068
Series 2016-NINE, Class B,			Total Non-U. S. Government Mortgage-Backed
ARM,			Securities
2.949%, 10/6/38 (1)	1,015	1,041	(Cost $58,835)		60,057
JPMorgan Deutsche Bank
Commercial Mortgage
Securities Trust, Series 2017-
C5, Class AS, ARM,
3.858%, 3/15/50	395	432

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED			12M USD LIBOR + 1.655%,
SECURITIES 21.2%			4.279%, 8/1/37	2	2
			12M USD LIBOR + 1.569%,
U. S. Government Agency Obligations 13.9% (5)			4.303%, 12/1/35	3	3
Federal Home Loan Mortgage			12M USD LIBOR + 1.543%,
2.50%, 5/1/30 - 7/1/43	317	323	4.305%, 7/1/35	—	1
3.00%, 12/1/42 - 3/1/43	216	223	12M USD LIBOR + 1.34%, 4.34%,
			12/1/35	1	1
3.50%, 9/1/42 - 3/1/46	1,152	1,208	12M USD LIBOR + 1.626%,
4.00%, 8/1/40 - 12/1/41	458	490	4.372%, 11/1/35	5	5
4.50%, 9/1/23 - 5/1/42	434	468	12M USD LIBOR + 1.884%,
5.00%, 7/1/25 - 8/1/40	119	131	4.514%, 8/1/36	3	3
5.50%, 4/1/20 - 1/1/40	80	90	12M USD LIBOR + 1.70%, 4.575%,
6.00%, 8/1/21 - 8/1/38	30	34	11/1/37	6	6
6.50%, 6/1/24 - 4/1/37	148	170	12M USD LIBOR + 1.77%, 4.77%,
7.00%, 2/1/24 - 6/1/32	—	—	12/1/35	1	1
Federal Home Loan Mortgage, ARM			12M USD LIBOR + 1.892%,
12M USD LIBOR + 1.726%, 4.48%,			4.852%, 12/1/35	1	1
7/1/35	1	1	12M USD LIBOR + 2.04%, 4.915%,
12M USD LIBOR + 1.785%,			12/1/36	3	3
4.535%, 9/1/32	—	—	Federal National Mortgage Assn. ,
1Y CMT + 2.25%, 4.616%, 10/1/36	1	1	CMO,
12M USD LIBOR + 1.811%,			4.00%, 6/25/44	194	201
4.651%, 3/1/36	6	6	Federal National Mortgage Assn. ,
12M USD LIBOR + 1.723%,			CMO, IO,
4.723%, 1/1/36	—	1	6.50%, 2/25/32	—	—
12M USD LIBOR + 1.90%, 4.775%,			Federal National Mortgage Assn. , UMBS
11/1/35	—	1	2.50%, 5/1/30 - 3/1/43	1,715	1,738
12M USD LIBOR + 1.831%, 4.78%,			3.00%, 1/1/27 - 8/1/47	16,889	17,437
1/1/37	2	2	3.50%, 11/1/32 - 6/1/49	12,877	13,408
12M USD LIBOR + 1.75%, 4.831%,			4.00%, 11/1/40 - 8/1/49	11,518	12,114
2/1/35	2	2	4.50%, 11/1/19 - 5/1/49	2,988	3,231
1Y CMT + 2.245%, 4.834%, 1/1/36	4	4	5.00%, 10/1/21 - 7/1/42	1,432	1,587
1Y CMT + 2.347%, 4.847%,			5.50%, 12/1/21 - 5/1/39	403	455
11/1/34	7	7	6.00%, 3/1/21 - 10/1/40	765	875
12M USD LIBOR + 1.979%,			6.50%, 7/1/32 - 6/1/39	56	65
4.848%, 11/1/36	2	2	7.00%, 7/1/29	1	1
12M USD LIBOR + 1.747%,			7.50%, 6/1/28	—	—
4.871%, 2/1/37	5	6	UMBS, TBA
12M USD LIBOR + 2.055%,			3.00%, 10/1/34 (6)	1,190	1,220
4.928%, 12/1/36	1	1	3.50%, 10/1/34 (6)	795	824
Federal Home Loan Mortgage, CMO,
4.00%, 11/15/36	13	13	4.50%, 10/1/49 (6)	695	732
Federal Home Loan Mortgage, CMO,			5.00%, 10/1/49 (6)	530	567
PO,					62,257
0.00, 8/1/28	—	—
Federal National Mortgage Assn.			U. S. Government Obligations 7.3%
3.00%, 4/1/33 - 9/1/46	399	411	Government National Mortgage Assn.
3.50%, 6/1/42 - 5/1/46	3,421	3,583	3.00%, 9/15/42 - 12/20/46	3,783	3,919
4.00%, 11/1/40	562	598	3.50%, 9/15/41 - 1/20/49	7,402	7,774
Federal National Mortgage Assn. , ARM			4.00%, 2/20/41 - 4/20/49	5,019	5,267
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

Par/Shares		$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

4.50%, 11/20/39 - 4/20/49	3,062	3,234	U. S. Treasury Bonds
5.00%, 4/20/35 - 6/20/49	3,706	3,974	3.375%, 5/15/44	1,275	1,635
5.50%, 10/20/32 - 3/20/49	1,846	1,982	U. S. Treasury Bonds
6.50%, 2/15/29 - 12/20/33	7	7	5.375%, 2/15/31	615	863
8.00%, 6/15/22	—	—	U. S. Treasury Notes
8.50%, 3/15/22	1	1	1.50%, 11/30/19	2,820	2,816
10.00%, 7/15/22	—	—	U. S. Treasury Notes
			1.625%, 2/15/26	6,620	6,691
Government National Mortgage			U. S. Treasury Notes
Assn. CMO,
3.00%, 11/20/47 - 12/20/47	392	405	1.875%, 7/31/26	4,460	4,584
Government National Mortgage Assn. , CMO, IO			U. S. Treasury Notes
3.50%, 4/20/39 - 5/20/43	359	35	2.00%, 8/31/21	2,665	2,690
4.00%, 5/20/37 - 2/20/43	185	14	U. S. Treasury Notes
			2.125%, 5/31/21	2,245	2,266
4.50%, 2/20/39 - 12/20/39	47	1	U. S. Treasury Notes
Government National Mortgage Assn. , TBA			2.25%, 2/15/27	495	523
3.00%, 10/20/49 (6)	3,310	3,410	U. S. Treasury Notes
3.50%, 10/20/49 (6)	1,600	1,661	2.25%, 8/15/27	1,350	1,429
4.00%, 10/20/49 (6)	260	271	U. S. Treasury Notes
4.50%, 10/20/49 (6)	805	841	2.25%, 11/15/27	5,275	5,590
		32,796	U. S. Treasury Notes
			2.375%, 5/15/29	3,890	4,195
Total U. S. Government & Agency Mortgage-			U. S. Treasury Notes
Backed Securities			2.50%, 3/31/23	3,595	3,730
(Cost $93,221)		95,053	U. S. Treasury Notes
			2.625%, 1/31/26	2,520	2,701
U. S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING			U. S. Treasury Notes
MORTGAGE-BACKED) 19.8%			2.75%, 8/15/21	905	926
			U. S. Treasury Notes
U. S. Treasury Obligations 19.8%			2.75%, 2/15/28	3,270	3,599
U. S. Treasury Bonds			U. S. Treasury Notes
2.50%, 2/15/45	1,480	1,643	2.875%, 8/15/28	8,540	9,523
U. S. Treasury Bonds			U. S. Treasury Notes
2.50%, 2/15/46	1,530	1,700	3.00%, 10/31/25	590	644
U. S. Treasury Bonds			U. S. Treasury Notes
2.75%, 8/15/47	1,870	2,185	3.125%, 11/15/28	2,700	3,075
U. S. Treasury Bonds					89,020
2.75%, 11/15/47	690	807
U. S. Treasury Bonds			Total U. S. Government Agency Obligations
3.00%, 11/15/44	915	1,107	(Excluding Mortgage-Backed)
U. S. Treasury Bonds			(Cost $80,026)		89,020
3.00%, 5/15/45	1,330	1,613
U. S. Treasury Bonds			FOREIGN GOVERNMENT OBLIGATIONS &
3.00%, 2/15/48	5,395	6,614	MUNICIPALITIES 4.7%
U. S. Treasury Bonds
3.00%, 8/15/48	8,185	10,056	Government Guaranteed 0.2%
U. S. Treasury Bonds			Eskom Holdings
3.125%, 2/15/43 (7)	1,615	1,981	6.35%, 8/10/28 (1)	600	651
U. S. Treasury Bonds
3.125%, 5/15/48	3,055	3,834			651

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares		$ Value
(Amounts in 000s)			(Amounts in 000s)

			Government of Bermuda
Government Sponsored 0.2%			4.854%, 2/6/24 (1)	235		261
Equate Petrochemical			Republic of Chile
3.00%, 3/3/22	200	202	3.50%, 1/25/50	860		983
Equate Petrochemical			Republic of Colombia
4.25%, 11/3/26	475	516	4.50%, 3/15/29	1,170		1,334
		718	Republic of Hungary
			5.375%, 3/25/24	492		559
Local Authorities 0.0%			Republic of Indonesia
Province of Manitoba			3.70%, 1/8/22 (1)	800		825
3.05%, 5/14/24	190	202	Republic of Panama
		202	3.16%, 1/23/30	700		744
			Republic of Peru
Owned No Guarantee 1.5%			2.844%, 6/20/30	505		535
Autoridad del Canal de Panama			Republic of South Africa
4.95%, 7/29/35 (1)	200	229	4.30%, 10/12/28	1,125		1,122
CCCI Treasure, VR,			State of Qatar
3.50% (2)(3)	250	250	4.50%, 4/23/28 (1)	450		528
CNAC HK Finbridge			United Mexican States
4.625%, 3/14/23	710	750	4.00%, 10/2/23	1		1

Codelco						12,656
3.625%, 8/1/27 (1)	315	338
Comision Federal de Electricidad			Total Foreign Government Obligations &
4.875%, 1/15/24 (1)	200	213	Municipalities
Eskom Holdings			(Cost $19,465)		20,864
6.35%, 8/10/28	200	217
KazMunayGas National			MUNICIPAL SECURITIES 0.7%
4.75%, 4/19/27	600	658
Pertamina Persero			California 0.2%
6.45%, 5/30/44 (1)	265	351	Bay Area Toll Auth. , Build America,
Perusahaan Listrik Negara			6.263%, 4/1/49	40		66
5.45%, 5/21/28 (1)	800	939	East Bay Municipal Utility Dist. Water
Petrobras Global Finance			System, Build America, 5.874%,
7.375%, 1/17/27	1,125	1,338	6/1/40	20		29
Saudi Arabian Oil			Inland Valley Dev. Agency, Tax
3.50%, 4/16/29 (1)	600	641	Allocation, Tax Allocation, Series
Saudi Arabian Oil			B, 5.50%, 3/1/33 (8)	150		171
4.375%, 4/16/49 (1)	400	459	Los Angeles Airport, Build America,
Syngenta Finance			Series C, 7.053%, 5/15/40	55		90
3.933%, 4/23/21 (1)	250	254	San Diego County Water Auth. , Build
		6,637	America, Series B, 6.138%, 5/1/49	25		38
			Univ. of California Regents, Series
Sovereign 2.8%			AJ, 4.601%, 5/15/31	285		335
Arab Republic of Egypt
6.375%, 4/11/31 (EUR)	3,920	4,541				729
Commonwealth of Bahamas			Colorado 0.0%
5.75%, 1/16/24 (1)	505	546	Denver City & County School District
Commonwealth of Bahamas			No. 1, Series B, COP, 4.242%,
6.00%, 11/21/28 (1)	400	446	12/15/37	65		76
Government of Bermuda
4.75%, 2/15/29 (1)	200	231				76
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			South Carolina Public Service Auth. ,
District of Columbia 0.0%			Taxable Obligation, Series E,
District of Columbia, Build America,			4.322%, 12/1/27	95	108
Series E, 5.591%, 12/1/34	5	7
					461
		7
			Texas 0.0%
Florida 0.0%			Texas Transportation Commission,
State Board of Administration Fin.,			1st Tier, Build America, Series B,
Hurricane Catastrophe Fund,			5.178%, 4/1/30	115	143
Series A, 2.995%, 7/1/20	130	131
					143
		131
			Utah 0.0%
Georgia 0.1%			Utah Transit Auth. , Build America,
Savannah Hosp. Auth., Saint			Series B, 5.937%, 6/15/39	145	208
Joseph's/Candler Health, 6.00%,
7/1/27	190	220			208

		220	Virginia 0.1%
			Virginia Commonwealth
Illinois 0.0%			Transportation Board, Build
Metropolitan Water Reclamation			America, Series B, 5.35%, 5/15/35	5	6
Dist. of Greater Chicago, Build			Virginia Public Building Auth. , Build
America, GO, 5.72%, 12/1/38	55	76	America, Series B-2, 5.90%,
		76	8/1/30	60	79
			Virginia Public School Auth. ,
Maryland 0.0%			Qualified School Construction,
Maryland Transportation Auth. , Build			4.25%, 12/15/30	195	235

America, 5.888%, 7/1/43	70	100			320
		100	Total Municipal Securities
New York 0.1%			(Cost $2,750)		3,244
New York City, Build America, Series
H-1, GO , 5.846%, 6/1/40	75	105	BOND MUTUAL FUNDS 2.4%
New York City Water & Sewer
System, Build America, 5.952%,			T. Rowe Price Institutional Floating
6/15/42	25	38	Rate Fund, 4.96% (9)(10)	837	8,230
Port Auth. of New York & New			T. Rowe Price Institutional High Yield
Jersey, Consolidated 174th,			Fund, 5.05% (9)(10)	265	2,329

4.458%, 10/1/62	255	333	Total Bond Mutual Funds
		476	(Cost $10,686)	10,559

Ohio 0.1%
JobsOhio Beverage System, Series			SHORT-TERM INVESTMENTS 1.4%
B, 4.532%, 1/1/35	240	297	Money Market Funds 1.4%
		297	T. Rowe Price Government Reserve
			Fund, 2.15%, (10)(11)	6,338	6,338
South Carolina 0.1%
			Total Short-Term Investments
South Carolina Public Service Auth. ,			(Cost $6,338)	6,338
Taxable Obligation, Series D,
2.388%, 12/1/23	350	353

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

$ Value
(Amounts in 000s)

Total Investments in Securities 100.4%

(Cost $428,502)	450,313
Other Assets Less Liabilities (0.4)%	(1,731)
Net Assets 100.0%	$448,582

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $98,915 and represents 22.1% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(5)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(6)	To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $9,526 and represents
2.1% of net assets.
(7)	At August 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8)	Insured by Assured Guaranty Municipal Corporation
(9)	SEC 30-day yield
(10)	Affiliated Companies
(11)	Seven-day yield
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1Y CMT	One year U. S. Treasury note constant maturity rate
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COP	Certificate of Participation
EUR	Euro
FRN	Floating Rate Note
GO	General Obligation
ILS	Israeli Shekel
IO	Interest-only security for which the fund receives interest on notional principal
PEN	Peruvian New Sol
PO	Principal-only security for which the fund receives regular cash flows based on principal repayments
PTT	Pass-Through Trust
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

(Amounts In 000s, except market price)
SWAPS (0.0)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Bought (0.0)%
Morgan Stanley, Protection Bought (Relevant Credit: Republic of China,
7.50%, 10/28/27), Pay 1.00% Quarterly, Receive upon credit default,
9/20/24	4,175	(110)	(68)	(42)
Total Bilateral Credit Default Swaps, Protection Bought			(68)	(42)

Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Barclays Bank, 4.88%,
8/13/19, 100.00 EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	95	2	1	1
JPMorgan Chase, Protection Sold (Relevant Credit: Devon Energy, 7.95%,
4/15/32 , $145.87*), Receive 1.00% Quarterly, Pay upon credit default,
6/20/24	100	—	1	(1)
Goldman Sachs, Protection Sold (Relevant Credit: HSBC Holdings, 2.50%,
3/15/27, 117.01 EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	141	3	2	1
Total Bilateral Credit Default Swaps, Protection Sold			4	1
Total Bilateral Swaps			(64)	(41)

* Market price at August 31, 2019.
** Includes interest purchased or sold but not yet collected of less than $1,000.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
Bank of America, N. A.	9/13/19	USD	2,067ZAR	30,125	$ 85
Bank of America, N. A.	10/10/19	USD	2,333ILS	8,298	(21)
Bank of America, N. A.	11/22/19	USD	2,299EUR	2,068	12
BNP Paribas	11/22/19	USD	1,143EUR	1,023	12
Canadian Imperial Bank of Commerce	10/10/19	USD	1,038ILS	3,693	(9)
Goldman Sachs	11/22/19	USD	958EUR	857	10
HSBC Bank	10/10/19	USD	1,037ILS	3,693	(10)
HSBC Bank	10/10/19	ILS	15,684USD	4,507	(59)
HSBC Bank	10/11/19	PEN	14,071USD	4,259	(122)
HSBC Bank	11/22/19	USD	2,354EUR	2,106	24
Morgan Stanley	10/11/19	USD	4,264PEN	14,071	126
State Street	11/22/19	USD	958EUR	857	10
UBS Investment Bank	9/13/19	ZAR	30,125USD	2,014	(32)

Net unrealized gain (loss) on open forward currency
exchange contracts					$26

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 20 Euro BUND contracts	9/19	(3,937)	$(6)
Long, 40 U.S. Treasury Long Bonds contracts	12/19	6,610	38
Short, 154 U. S. Treasury Notes five year contracts	12/19	(18,476)	(4)
Long, 41 U. S. Treasury Notes ten year contracts	12/19	5,400	4
Long, 337 U. S. Treasury Notes two year contracts	12/19	72,832	35
Long, 38 Ultra U. S. Treasury Bonds contracts	12/19	7,503	61
Short, 148 Ultra U.S. Treasury Notes ten year contracts	12/19	(21,377)	29
Net payments (receipts) of variation margin to date			(147)
Variation margin receivable (payable) on open futures contracts			$10

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Institutional Floating Rate Fund		$—	$(8)	$101
T. Rowe Price Institutional High Yield Fund		—	31	29
T. Rowe Price Government Reserve Fund		—	—	55
Totals	$	—#	$23	$185+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	8/31/19
T. Rowe Price Institutional Floating Rate Fund	$7,439	799	—	$8,230
T. Rowe Price Institutional High Yield Fund	1,269	1,029	—	2,329
T. Rowe Price Government Reserve Fund	17,679	¤	¤	6,338
				$16,897^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $185 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,024.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Core Plus Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$433,416	$—	$433,416
Bond Mutual Funds	10,559	—	—	10,559
Short-Term Investments	6,338	—	—	6,338
Total Securities	16,897	433,416	—	450,313
Swaps	—	5	—	5
Forward Currency Exchange Contracts	—	279	—	279
Futures Contracts	10	—	—	10
Total	$16,907	$433,700	$—	$450,607

Liabilities
Swaps	$—	$110	$—	$110
Forward Currency Exchange Contracts	—	253	—	253
Total	$—	$363	$—	$363

1 Includes Corporate Bonds, Bank Loans, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency
Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed), Foreign Government Obligations & Municipalities,
Municipal Securities.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 7.3%			Container 0.2%

Automotive 0.4%			Reynolds Group Issuer, FRN,
			3M USD LIBOR + 3.50%, 5.803%,
Daimler Finance North America,			7/15/21 (1)	7,580	7,589
FRN,			Trivium Packaging Finance, FRN,
3M USD LIBOR + 0.63%, 2.933%,			3M EURIBOR + 3.75%, 3.379%,
1/6/20 (1)	4,445	4,452	8/15/26 (EUR) (1)	820	922
Panther BF Aggregator 2
6.25%, 5/15/26 (1)	6,175	6,406			8,511
Tesla
5.30%, 8/15/25 (1)	4,105	3,664	Drugs 0.2%

		14,522	Bristol-myers Squibb, FRN,
			3M USD LIBOR + 0.38%, 2.548%,
Banking 0.5%			5/16/22 (1)	7,420	7,419

Citizens Bank, FRN,					7,419
3M USD LIBOR + 0.72%, 2.895%,
2/14/22	4,250	4,261	Financial 0.3%
Goldman Sachs Group, FRN,
3M USD LIBOR + 0.78%, 3.036%,			Acrisure
10/31/22	9,935	9,966	8.125%, 2/15/24 (1)	4,515	4,871
JPMorgan Chase, FRN,			DAE Funding
3M USD LIBOR + 1.00%, 3.303%,			4.00%, 8/1/20 (1)	6,605	6,700
1/15/23	4,350	4,387			11,571
		18,614
			Food/Tobacco 0.2%

Broadcasting 1.0%			Kraft Heinz Foods, FRN,
Clear Channel Worldwide Holdings			3M USD LIBOR + 0.82%, 3.001%,
9.25%, 2/15/24 (1)	13,217	14,456	8/10/22	6,720	6,681
iHeartCommunications					6,681
5.25%, 8/15/27 (1)	2,805	2,945
iHeartCommunications			Gaming 0.1%
6.375%, 5/1/26	6,078	6,564
iHeartCommunications			Scientific Games International
8.375%, 5/1/27	12,123	13,078	10.00%, 12/1/22	3,300	3,420
			VICI Properties 1
		37,043	8.00%, 10/15/23	595	653

Cable Operators 0.5%					4,073

Charter Communications Operating,			Health Care 1.8%
FRN,
3M USD LIBOR + 1.65%, 3.903%,			Avantor
2/1/24	8,600	8,679	6.00%, 10/1/24 (1)	13,240	14,200
CSC Holdings			Avantor
10.875%, 10/15/25 (1)	6,196	7,040	9.00%, 10/1/25 (1)	14,428	16,213
		15,719	Bausch Health
			5.75%, 8/15/27 (1)	1,700	1,815
			Bausch Health
Chemicals 0.2%			7.00%, 3/15/24 (1)	5,875	6,213
Consolidated Energy Finance, FRN,			Becton Dickinson & Company, FRN,
3M USD LIBOR + 3.75%, 6.16%,			3M USD LIBOR + 1.03%, 3.504%,
6/15/22 (1)	7,970	7,960	6/6/22	13,795	13,891
			Eagle Holding II
		7,960	7.75%, 5/15/22 (1)(2)	7,970	8,060
			NVA Holdings
			6.875%, 4/1/26 (1)	315	335

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
RegionalCare Hospital Partners			BANK LOANS 86.7% (3)
Holdings
8.25%, 5/1/23 (1)	4,300	4,574	Aerospace & Defense 0.6%
		65,301	Dynasty Acquisition, FRN,
			3M USD LIBOR + 4.00%, 6.33%,
			4/6/26	13,005	12,993
Information Technology 0.4%			TransDigm, FRN,
Solera			3M USD LIBOR + 2.50%, 4.83%,
10.50%, 3/1/24 (1)	13,790	14,617	6/9/23	7,800	7,739
		14,617			20,732

Metals & Mining 0.1%			Airlines 0.2%
Big River Steel			Kestrel Bidco, FRN,
7.25%, 9/1/25 (1)	2,540	2,680	3M USD LIBOR + 3.00%, 5.266%,
			8/7/26	5,930	5,943
		2,680
					5,943
Publishing 0.1%
			Automotive 2.1%
Harland Clarke Holdings
8.375%, 8/15/22 (1)	3,040	2,409	IAA, FRN,
			3M USD LIBOR + 2.25%, 4.625%,
		2,409	6/29/26	5,260	5,280
			KAR Auction Services, FRN,
Retail 0.2%			3M USD LIBOR + 2.50%, 4.875%,
			3/9/23	2,087	2,085
CVS Health, FRN,			Navistar, FRN,
3M USD LIBOR + 0.72%, 3.173%,			3M USD LIBOR + 3.50%, 5.70%,
3/9/21	7,300	7,322	11/6/24	7,169	7,137
		7,322	Panther BF Aggregator 2, FRN,
			3M USD LIBOR + 3.50%, 5.612%,
Satellites 0.6%			4/30/26	30,510	30,052
			Truck Hero, FRN,
Intelsat Jackson Holdings			3M USD LIBOR + 3.75%, 5.862%,
9.50%, 9/30/22 (1)	12,970	15,013	4/22/24	6,251	5,709
Iridium Communications			Truck Hero, FRN,
10.25%, 4/15/23 (1)	4,815	5,200	3M USD LIBOR + 8.25%, 10.362%,
		20,213	4/21/25	6,085	5,766
			Wand NewCo 3, FRN,
			3M USD LIBOR + 3.50%, 5.713%,
Services 0.5%			2/5/26	20,560	20,611
ADT Security					76,640
6.25%, 10/15/21	4,155	4,404
Allied Universal Holdco			Broadcasting 4.9%
6.625%, 7/15/26 (1)	5,195	5,520
eG Global Finance			Clear Channel Outdoor Holdings,
6.75%, 2/7/25 (1)	5,960	5,752	FRN,
Prime Security Services Borrower			3M USD LIBOR + 3.50%, 5.667%,
9.25%, 5/15/23 (1)	887	931	8/21/26	38,155	38,107
			Diamond Sports Group, FRN,
		16,607	3M USD LIBOR + 3.25%, 5.42%,
			8/24/26	19,955	19,955
Total Corporate Bonds			iHeartCommunications, FRN,
(Cost $256,824)		261,262	3M USD LIBOR + 4.00%, 6.23%,
			5/1/26	20,629	20,675
			Lions Gate Capital Holdings, FRN,
			3M USD LIBOR + 2.25%, 4.362%,
			3/24/25	9,859	9,822

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

NEP Group, FRN,			CSC Holdings, FRN,
3M USD LIBOR + 3.25%, 5.362%,			3M USD LIBOR + 2.25%, 4.445%,
10/20/25	7,527	7,331	7/17/25	28,015	27,863
NEP Group, FRN,			CSC Holdings, FRN,
3M USD LIBOR + 7.00%, 9.112%,			3M USD LIBOR + 2.25%, 4.445%,
10/19/26	9,495	9,305	1/15/26	18,893	18,783
Nexstar Broadcasting, FRN,			CSC Holdings, FRN,
3M USD LIBOR + 2.75%, 4.807%,			3M USD LIBOR + 2.50%, 4.695%,
6/20/26	13,490	13,490	1/25/26	13,481	13,458
Nexstar Broadcasting, FRN,			CSC Holdings, FRN,
3M USD LIBOR + 2.25%, 4.366%,			3M USD LIBOR + 3.00%, 5.195%,
1/17/24	7,460	7,425	4/15/27	11,012	11,045
Sinclair Television Group, FRN,			Radiate Holdco, FRN,
3M USD LIBOR + 2.50%, 4.70%,			3M USD LIBOR + 3.00%, 5.112%,
7/18/26	13,725	13,708	2/1/24	11,179	11,068
Townsquare Media, FRN,			Telenet Financing USD, FRN,
3M USD LIBOR + 3.00%, 5.112%,			3M USD LIBOR + 2.25%, 4.445%,
4/1/22 (4)	14,805	14,768	8/15/26	8,060	8,034
Tribune Media, FRN,			Virgin Media Bristol, FRN,
3M USD LIBOR + 3.00%, 5.112%,			3M USD LIBOR + 2.50%, 4.695%,
12/27/20	429	429	1/15/26	16,470	16,457

Tribune Media, FRN,					148,167
3M USD LIBOR + 3.00%, 5.112%,
1/26/24	4,573	4,564
Univision Communications, FRN,			Chemicals 3.3%
3M USD LIBOR + 2.75%, 4.862%,			ASP Chromaflo Intermediate
3/15/24	18,999	18,141	Holdings, FRN,
		177,720	3M USD LIBOR + 3.50%, 5.612%,
			11/20/23	7,552	7,250
			ASP Chromaflo Intermediate
Building Products 0.6%			Holdings, FRN,
Beacon Roofing Supply, FRN,			3M USD LIBOR + 8.00%, 10.112%,
3M USD LIBOR + 2.25%, 4.362%,			11/18/24	3,458	3,371
1/2/25	9,103	9,033	Consolidated Energy Finance, FRN,
CHI Doors Holdings, FRN,			3M USD LIBOR + 2.50%, 4.695%,
3M USD LIBOR + 3.25%, 5.362%,			5/7/25 (4)	14,696	14,035
7/29/22	3,694	3,689	Cyanco Intermediate, FRN,
Quikrete Holdings, FRN,			3M USD LIBOR + 3.50%, 5.612%,
3M USD LIBOR + 2.75%, 4.862%,			3/16/25	3,828	3,812
11/15/23	7,776	7,690	Element Solutions, FRN,
			3M USD LIBOR + 2.25%, 4.362%,
		20,412	1/30/26	7,098	7,089
			Encapsys, FRN,
Cable Operators 4.1%			3M USD LIBOR + 3.50%, 5.612%,

Altice Financing, FRN,			11/7/24	20,701	20,684
3M USD LIBOR + 2.75%, 4.945%,			Gemini HDPE, FRN,
7/15/25	8,028	7,774	3M USD LIBOR + 2.50%, 4.756%,
Altice France, FRN,			8/7/24	5,045	5,042
3M USD LIBOR + 2.75%, 4.862%,			HB Fuller, FRN,
7/31/25	5,801	5,592	3M USD LIBOR + 2.00%, 4.172%,
Altice France, FRN,			10/20/24	7,294	7,257
3M USD LIBOR + 4.00%, 6.197%,			Kraton Polymers, FRN,
8/14/26	9,324	9,235	3M USD LIBOR + 2.50%, 4.612%,
Charter Communications Operating,			3/8/25	3,344	3,332
FRN,			Messer Industries USA, FRN,
3M USD LIBOR + 2.00%, 4.33%,			3M USD LIBOR + 2.50%, 4.83%,
4/30/25	18,819	18,858	3/1/26	9,840	9,770
			Minerals Technologies
			4.75%, 5/7/21 (4)	4,989	4,989

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Natgasoline, FRN,			Reynolds Group Holdings, FRN,
3M USD LIBOR + 3.50%, 5.813%,			3M USD LIBOR + 2.75%, 4.862%,
11/14/25 (4)	5,955	5,940	2/5/23	7,353	7,346

PQ, FRN,					51,696
3M USD LIBOR + 2.50%, 4.756%,
2/8/25	12,007	11,994
Univar USA, FRN,			Energy 2.8%
3M USD LIBOR + 2.25%, 4.362%,			BCP Raptor, FRN,
7/1/24	15,058	15,050	3M USD LIBOR + 4.75%, 6.862%,
		119,615	11/3/25	14,125	12,477
			BCP Raptor II, FRN,
			3M USD LIBOR + 4.25%, 6.362%,
Consumer Products 1.9%			6/24/24	25,832	23,498
ABG Intermediate Holdings 2, FRN,			Blackstone CQP Holdco, FRN,
3M USD LIBOR + 3.50%, 5.612%,			3M USD LIBOR + 3.50%, 5.887%,
9/27/24	13,407	13,349	9/30/24	10,225	10,222
Anastasia Parent, FRN,			Brazos Delaware II, FRN,
3M USD LIBOR + 3.75%, 5.862%,			3M USD LIBOR + 4.00%, 6.169%,
8/11/25 (4)	11,320	8,716	5/21/25	4,046	3,624
Equinox Holdings, FRN,			Citgo Holding, FRN,
3M USD LIBOR + 3.00%, 5.112%,			3M USD LIBOR + 7.00%, 9.244%,
3/8/24	8,208	8,155	8/1/23	8,725	8,834
Equinox Holdings, FRN,			EMG Utica, FRN,
3M USD LIBOR + 7.00%, 9.112%,			3M USD LIBOR + 3.75%, 6.08%,
9/6/24	3,982	3,985	3/27/20	4,500	4,472
Fitness & Sports Clubs, FRN,			Felix Energy, FRN,
3M USD LIBOR + 3.25%, 5.362%,			3M USD LIBOR + 6.50%, 9.062%,
4/18/25	5,024	5,016	8/9/22 Acquisition Date: 8/9/17 -
Kontoor Brands, FRN,			3/1/19, Cost $14,899 (4)(5)	15,040	14,890
3M USD LIBOR + 4.25%, 6.801%,			Lucid Energy Group II Borrower,
5/15/26	4,655	4,672	FRN,
Life Time, FRN,			3M USD LIBOR + 3.00%, 5.112%,
3M USD LIBOR + 2.75%, 4.874%,			2/17/25	3,958	3,646
6/10/22	9,033	8,984	Navitas Midstream Midland Basin,
Mascot Bidco, FRN,			FRN,
3M EURIBOR + 4.50%, 4.50%,			3M USD LIBOR + 4.50%, 6.612%,
3/30/26 (EUR)	7,710	8,495	12/13/24	3,923	3,648
Prestige Brands, FRN,			Prairie ECI Acquiror, FRN,
3M USD LIBOR + 2.00%, 4.112%,			3M USD LIBOR + 4.75%, 7.08%,
1/26/24	7,181	7,170	3/11/26	15,761	15,359

		68,542			100,670
Container 1.4%			Entertainment & Leisure 3.6%

Berry Global, FRN,			AMC Entertainment Holdings, FRN,
3M USD LIBOR + 2.50%, 4.701%,			3M USD LIBOR + 3.00%, 5.23%,
7/1/26	12,150	12,143	4/22/26	18,931	18,982
Charter NEX U. S. , FRN,			Formula One Management, FRN,
3M USD LIBOR + 3.00%, 5.112%,			3M USD LIBOR + 2.50%, 4.612%,
5/16/24	5,907	5,800	2/1/24	20,041	19,603
Charter NEX U. S. , FRN,			Hoya Midco, FRN,
3M USD LIBOR + 3.50%, 5.612%,			3M USD LIBOR + 3.50%, 5.612%,
5/16/24	22,850	22,807	6/30/24	6,169	6,007
Mauser Packaging Solutions			Nascar Holdings, FRN,
Holding, FRN,			3M USD LIBOR + 2.75%, 2.75%,
3M USD LIBOR + 3.25%, 5.59%,			7/26/26	6,835	6,868
4/3/24	3,707	3,600	UFC Holdings, FRN,
			3M USD LIBOR + 3.25%, 5.37%,
			4/29/26	69,362	69,346

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

WMG Acquisition, FRN,			Sedgwick Claims Management
3M USD LIBOR + 2.125%, 4.237%,			Services, FRN,
11/1/23	7,988	7,949	3M USD LIBOR + 3.25%, 5.362%,
			12/31/25	22,510	21,806
		128,755	Starwood Property Trust, FRN,
			3M USD LIBOR + 2.50%, 4.781%,
Financial 5.8%			7/26/26 (4)	8,795	8,817

Acrisure, FRN,			VFH Parent, FRN,
3M USD LIBOR + 4.25%, 6.362%,			3M USD LIBOR + 3.50%, 6.044%,
11/22/23	8,874	8,795	3/1/26	8,560	8,572
Alliant Holdings Intermediate, FRN,			Victory Capital Holdings, FRN,
3M USD LIBOR + 3.25%, 5.451%,			1M USD LIBOR + 3.25%, 5.569%,
5/9/25	9,310	9,176	7/1/26	6,143	6,133
AmWINS Group, FRN,			Virtus Investment Partners, FRN,
3M USD LIBOR + 2.75%, 4.884%,			3M USD LIBOR + 2.25%, 4.753%,
1/25/24	11,368	11,345	6/3/24	7,514	7,518
Aretec Group, FRN,					207,068
3M USD LIBOR + 4.25%, 6.362%,

10/1/25	11,411	11,097	Food/Tobacco 1.2%
AssuredPartners, FRN,
3M USD LIBOR + 3.50%, 5.612%,			Atkins Nutritionals Holdings, FRN,
10/22/24	9,919	9,857	3M USD LIBOR + 3.50%, 5.841%,
Blackstone Mortgage Trust, FRN,			7/7/24 (4)	13,087	13,087
3M USD LIBOR + 2.50%, 4.616%,			Chobani, FRN,
4/23/26	5,935	5,950	3M USD LIBOR + 3.50%, 5.612%,
Citadel Securities, FRN,			10/10/23	11,159	10,964
3M USD LIBOR + 3.50%, 5.612%,			Hostess Brands, FRN,
2/27/26	10,653	10,653	3M USD LIBOR + 2.25%, 4.448%,
Edelman Financial Center, FRN,			8/3/22	7,602	7,583
3M USD LIBOR + 3.25%, 5.432%,			Post Holdings, FRN,
7/21/25	3,838	3,833	3M USD LIBOR + 2.00%, 4.15%,
Edelman Financial Center, FRN,			5/24/24	9,283	9,282
3M USD LIBOR + 6.75%, 8.932%,			Upfield USA, FRN,
7/20/26	11,800	11,822	3M USD LIBOR + 3.00%, 5.32%,
EIG Management, FRN,			7/2/25	3,623	3,592
3M USD LIBOR + 3.75%, 5.866%,					44,508
2/24/25	5,723	5,718
Focus Financial Partners, FRN,
3M USD LIBOR + 2.50%, 4.612%,			Gaming 3.1%
7/3/24	6,714	6,727	Boyd Gaming, FRN,
Genworth Holdings, FRN,			3M USD LIBOR + 2.25%, 4.387%,
3M USD LIBOR + 4.50%, 6.67%,			9/15/23	5,650	5,648
3/7/23	6,691	6,733	Caesars Resort Collection, FRN,
HUB International, FRN,			3M USD LIBOR + 2.75%, 4.862%,
3M USD LIBOR + 3.00%, 5.267%,			12/23/24	23,227	22,866
4/25/25	24,531	24,019	CCM Merger, FRN,
ISTAR, FRN,			3M USD LIBOR + 2.25%, 4.362%,
3M USD LIBOR + 2.75%, 4.948%,			8/6/21	3,736	3,736
6/28/23	7,042	7,042	CEOC, FRN,
NFP, FRN,			3M USD LIBOR + 2.00%, 4.112%,
3M USD LIBOR + 3.00%, 5.112%,			10/7/24	5,715	5,704
1/8/24	14,205	13,908	Eldorado Resorts, FRN,
Russell Investments U. S. Institutional			3M USD LIBOR + 2.25%, 4.419%,
Holdco, FRN,			4/17/24	8,636	8,606
3M USD LIBOR + 3.25%, 5.362%,			Scientific Games International, FRN,
6/1/23	7,638	7,547	3M USD LIBOR + 2.75%, 4.889%,
			8/14/24	19,589	19,339

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Stars Group Holdings, FRN,			HCA, FRN,
3M USD LIBOR + 3.50%, 5.83%,			3M USD LIBOR + 2.00%, 4.33%,
7/10/25	16,833	16,874	3/13/25	2,323	2,329
Station Casinos, FRN,			Jaguar Holding II, FRN,
3M USD LIBOR + 2.50%, 4.62%,			3M USD LIBOR + 2.50%, 4.612%,
6/8/23	14,447	14,461	8/18/22	22,737	22,592
VICI Properties 1, FRN,			Kinetic Concepts, FRN,
3M USD LIBOR + 2.00%, 4.17%,			3M USD LIBOR + 3.25%, 5.58%,
12/20/24	14,563	14,583	2/2/24	5,817	5,820

		111,817	MED ParentCo, FRN,
			3M USD LIBOR + 4.25%, 4.25%,
			8/2/26	10,985	10,857
Health Care 11.6%			MED ParentCo, FRN,
Agiliti Health, FRN,			3M USD LIBOR + 8.25%, 10.366%,
3M USD LIBOR + 3.00%, 5.25%,			7/31/27	5,870	5,870
1/4/26 (4)	3,713	3,718	MedPlast Holdings, FRN,
Auris Luxembourg III, FRN,			3M USD LIBOR + 3.75%, 6.08%,
3M USD LIBOR + 3.75%, 5.874%,			7/2/25	5,987	5,916
2/27/26	5,540	5,469	National Mentor Holdings , FRN,
Avantor Funding, FRN,			3M USD LIBOR + 4.25%, 6.37%,
3M USD LIBOR + 3.00%, 5.112%,			3/9/26	9,188	9,148
11/21/24	27,375	27,591	NVA Holdings, FRN,
Bausch Health Americas , FRN,			3M USD LIBOR + 2.75%, 4.862%,
3M USD LIBOR + 2.75%, 4.951%,			2/2/25	15,259	15,241
11/27/25	29,066	29,037	NVA Holdings, FRN,
Bausch Health Americas , FRN,			3M USD LIBOR + 3.50%, 5.612%,
3M USD LIBOR + 3.00%, 5.201%,			2/2/25	10,780	10,753
6/2/25	32,901	32,938	PAREXEL International, FRN,
Catalent Pharma Solutions, FRN,			3M USD LIBOR + 2.75%, 4.862%,
3M USD LIBOR + 2.25%, 4.362%,			9/27/24	3,668	3,442
5/10/26	7,087	7,108	Phoenix Guarantor, FRN,
Change Healthcare Holdings, FRN,			3M USD LIBOR + 4.50%, 6.744%,
3M USD LIBOR + 2.50%, 4.612%,			3/5/26	5,530	5,501
3/1/24	10,596	10,473	RegionalCare Hospital Partners
Concentra, FRN,			Holdings, FRN,
3M USD LIBOR + 2.75%, 5.21%,			3M USD LIBOR + 4.50%, 6.645%,
6/1/22	17,011	17,004	11/16/25	26,725	26,625
Concentra, FRN,			Sebia, FRN,
3M USD LIBOR + 6.50%, 8.96%,			3M USD LIBOR + 3.25%, 5.58%,
6/1/23	6,214	6,240	12/13/24	4,405	4,351
DaVita, FRN,			Sunshine Luxembourg VII, FRN,
3M USD LIBOR + 2.25%, 4.294%,			3M EURIBOR + 3.75%, 3.75%,
8/12/26	3,385	3,389	7/17/26 (EUR)	7,245	7,986
Emerald TopCo, FRN,			Sunshine Luxembourg VII, FRN,
3M USD LIBOR + 3.50%, 5.612%,			3M USD LIBOR + 4.25%, 6.59%,
7/24/26	41,165	40,925	7/17/26	21,360	21,344
Exactech, FRN,			Tivity Health, FRN,
3M USD LIBOR + 3.75%, 5.862%,			3M USD LIBOR + 5.25%, 7.362%,
2/14/25	2,284	2,273	3/6/26	3,709	3,672
ExamWorks Group, FRN,			US Anesthesia Partners, FRN,
3M USD LIBOR + 3.25%, 5.362%,			3M USD LIBOR + 3.00%, 5.112%,
7/27/23	7,514	7,506	6/23/24	7,704	7,373
Explorer Holdings, FRN,			Versant Health Holdco, FRN,
3M USD LIBOR + 3.75%, 6.08%,			3M USD LIBOR + 3.00%, 5.112%,
5/2/23	4,446	4,434	12/2/24	15,015	14,593
Gentiva Health Services, FRN,			Versant Health Holdco, FRN,
3M USD LIBOR + 3.75%, 5.875%,			3M USD LIBOR + 6.75%, 8.87%,
7/2/25	13,201	13,193	12/1/25	16,242	15,917

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
VVC Holding, FRN,			SolarWinds Holdings, FRN,
3M USD LIBOR + 4.50%, 6.681%,			3M USD LIBOR + 2.75%, 4.862%,
2/11/26	7,761	7,717	2/5/24	4,135	4,129
		418,345	Solera, FRN,
			3M USD LIBOR + 2.75%, 4.862%,
			3/3/23	32,130	31,949
Information Technology 10.0%			SS&C Technologies, Term B3, FRN,
Ancestry. com Operations, FRN,			3M USD LIBOR + 2.25%, 4.362%,
3M USD LIBOR + 3.75%, 5.87%,			4/16/25	24,345	24,369
10/19/23	8,706	8,651	SS&C Technologies, Term B5, FRN,
Applied Systems, FRN,			3M USD LIBOR + 2.25%, 4.362%,
3M USD LIBOR + 3.00%, 5.33%,			4/16/25	5,605	5,604
9/19/24	21,751	21,669	Uber Technologies, FRN,
Applied Systems, FRN,			3M USD LIBOR + 3.50%, 5.645%,
3M USD LIBOR + 7.00%, 9.33%,			7/13/23	14,700	14,642
9/19/25	16,046	16,160	Uber Technologies, FRN,
AppLovin, FRN,			3M USD LIBOR + 4.00%, 6.195%,
3M USD LIBOR + 3.50%, 5.612%,			4/4/25	16,444	16,444
8/15/25	13,496	13,468			358,997
Canyon Valor, FRN,
3M USD LIBOR + 2.75%, 5.08%,
6/16/23	15,173	15,060	Lodging 0.4%
CCC Information Services, FRN,			Four Seasons Hotels, FRN,
3M USD LIBOR + 2.75%, 4.87%,			3M USD LIBOR + 2.00%, 4.112%,
4/29/24	29,532	29,274	11/30/23	11,156	11,166
CCC Information Services, FRN,			Marriott Ownership Resorts, FRN,
3M USD LIBOR + 6.75%, 8.862%,			3M USD LIBOR + 2.25%, 4.362%,
4/28/25	27,666	27,857	8/29/25	3,608	3,615

Go Daddy Operating, FRN,					14,781
3M USD LIBOR + 2.00%, 4.112%,
2/15/24	5,705	5,714
Huskies Parent, FRN,			Manufacturing 2.0%
3M USD LIBOR + 4.00%, 6.256%,			Apex Tool Group, FRN,
7/31/26	3,550	3,543	3M USD LIBOR + 5.50%, 7.612%,
Hyland Software, FRN,			8/1/24	16,273	15,907
3M USD LIBOR + 3.25%, 5.362%,			Columbus McKinnon, FRN,
7/1/24	8,368	8,332	3M USD LIBOR + 2.50%, 4.83%,
Hyland Software, FRN,			1/31/24	2,456	2,452
3M USD LIBOR + 7.00%, 9.112%,			Filtration Group, FRN,
7/7/25	5,612	5,622	3M USD LIBOR + 3.00%, 5.112%,
Match Group, FRN,			3/29/25	12,660	12,653
3M USD LIBOR + 2.50%, 4.659%,			Gardner Denver, FRN,
11/16/22 (4)	8,875	8,898	3M USD LIBOR + 2.75%, 4.862%,
MH Sub I, FRN,			7/30/24	5,245	5,256
3M USD LIBOR + 3.75%, 5.862%,			LTI Holdings, FRN,
9/13/24	5,529	5,478	3M USD LIBOR + 3.50%, 5.612%,
Microchip Technology, FRN,			9/6/25	6,144	5,791
3M USD LIBOR + 2.00%, 4.12%,			SRAM, FRN,
5/29/25	10,715	10,705	3M USD LIBOR + 1.375%, 4.938%,
Octavia Holdco, FRN,			3/15/24 (4)(6)	2,050	2,047
3M USD LIBOR + 2.50%, 4.887%,			SRAM, FRN,
3/20/25	1,684	1,682	3M USD LIBOR + 2.75%, 4.989%,
Refinitiv U.S. Holdings, FRN,			3/15/24	5,369	5,369
3M USD LIBOR + 3.75%, 5.862%,			Thermon Holding, FRN,
10/1/25	73,366	73,692	3M USD LIBOR + 3.75%, 5.98%,
S2P Acquisition Borrower, FRN,			10/30/24 (4)	3,665	3,629
3M USD LIBOR + 4.00%, 6.195%,
8/14/26	6,065	6,055

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Welbilt, FRN,			Restaurants 1.4%
3M USD LIBOR + 2.50%, 4.612%,
10/23/25	20,872	20,655	1011778 BC ULC, FRN,
			3M USD LIBOR + 2.25%, 4.362%,
		73,759	2/16/24	8,003	7,987
			Golden Nugget, FRN,
Metals & Mining 1.5%			3M USD LIBOR + 2.75%, 4.893%,
			10/4/23	13,945	13,935
Aleris International, FRN,			IRB Holding, FRN,
3M USD LIBOR + 4.75%, 6.862%,			3M USD LIBOR + 3.25%, 5.55%,
2/27/23	26,466	26,456	2/5/25	3,929	3,899
Big River Steel, FRN,			K-MAC Holdings, FRN,
3M USD LIBOR + 5.00%, 7.33%,			3M USD LIBOR + 3.00%, 5.112%,
8/23/23	8,805	8,805	3/14/25	2,733	2,694
Zekelman Industries, FRN,			K-MAC Holdings, FRN,
3M USD LIBOR + 2.25%, 4.362%,			3M USD LIBOR + 6.75%, 8.862%,
6/14/21	18,400	18,377	3/16/26	5,750	5,702
		53,638	Tacala Investment, FRN,
			3M USD LIBOR + 3.00%, 5.112%,
			1/31/25	3,445	3,398
Other Telecommunications 1.8%			Tacala Investment, FRN,
Cologix Holdings, FRN,			3M USD LIBOR + 7.00%, 9.112%,
3M USD LIBOR + 3.00%, 5.112%,			1/30/26	11,422	11,373
3/20/24	18,996	18,284			48,988
GTT Communications, FRN,
3M USD LIBOR + 2.75%, 4.86%,
5/31/25	6,718	5,383	Retail 0.8%
Level 3 Parent, FRN,			Academy, FRN,
3M USD LIBOR + 2.25%, 4.362%,			3M USD LIBOR + 4.00%, 6.235%,
2/22/24	22,345	22,354	7/1/22	11,206	7,457
Zayo Group, FRN,			BJ's Wholesale Club, FRN,
3M USD LIBOR + 2.25%, 4.362%,			3M USD LIBOR + 2.75%, 4.944%,
1/19/24	18,388	18,388	2/3/24	10,098	10,100
		64,409	Blue Nile, FRN,
			3M USD LIBOR + 6.50%, 8.624%,
			2/17/23 (4)	6,903	5,453
Publishing 0.2%			Jo-Ann Stores, FRN,
Harland Clarke Holdings, FRN,			3M USD LIBOR + 9.25%, 11.509%,
3M USD LIBOR + 4.75%, 7.08%,			5/21/24	10,138	7,350
11/3/23	4,620	3,580			30,360
Trader, FRN,
3M USD LIBOR + 3.00%, 5.145%,
9/28/23 (4)	3,751	3,704	Satellites 2.3%

		7,284	Intelsat Jackson Holdings
			6.625%, 1/2/24	31,615	31,905
			Intelsat Jackson Holdings, FRN,
Real Estate Investment Trust Securities 0.5%			3M USD LIBOR + 3.75%, 5.895%,
Capital Automotive, FRN,			11/27/23	5,502	5,496
3M USD LIBOR + 6.00%, 8.12%,			Intelsat Jackson Holdings, FRN,
3/24/25	14,707	14,717	3M USD LIBOR + 4.50%, 6.645%,
Claros Mortgage Trust, FRN,			1/2/24	6,193	6,220
3M USD LIBOR + 3.25%, 5.292%,			Space Exploration Technologies,
8/9/26 (4)	4,655	4,649	FRN,
			3M USD LIBOR + 4.25%, 6.362%,
		19,366	11/21/25 (4)	13,532	13,498

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Telesat, FRN,			Travelport Finance Luxembourg,
3M USD LIBOR + 2.50%, 4.83%,			FRN,
11/17/23	26,373	26,333	3M USD LIBOR + 5.00%, 7.541%,
			5/29/26	12,355	11,348
		83,452	Ultimate Software Group, FRN,
			3M USD LIBOR + 3.75%, 6.08%,
Services 9.9%			5/4/26	49,755	49,844

AlixPartners, FRN,			USIC Holdings, FRN,
3M USD LIBOR + 2.75%, 4.862%,			3M USD LIBOR + 3.00%, 5.112%,
4/4/24	4,130	4,133	12/8/23	5,761	5,679
Ascend Learning, FRN,			VeriFone Systems, FRN,
3M USD LIBOR + 3.00%, 5.112%,			3M USD LIBOR + 4.00%, 6.136%,
7/12/24	36,095	35,734	8/20/25	7,854	7,517
Brightview Landscapes, FRN,			Weight Watchers International, FRN,
3M USD LIBOR + 2.50%, 4.659%,			3M USD LIBOR + 4.75%, 7.046%,
8/15/25	7,770	7,763	11/29/24	5,844	5,835
Ceridian HCM Holding, FRN,					355,052
3M USD LIBOR + 3.00%, 5.112%,

4/30/25	28,347	28,335	Supermarkets 0.6%
EG America, FRN,
3M USD LIBOR + 4.00%, 6.33%,			Albertson's, FRN,
2/7/25	5,985	5,891	3M USD LIBOR + 2.75%, 4.862%,
GFL Environmental, FRN,			8/17/26	20,962	21,040
3M USD LIBOR + 2.75%, 5.234%,					21,040
5/30/25	13,050	12,919
Hertz, FRN,
3M USD LIBOR + 2.75%, 4.99%,			Utilities 3.1%
6/30/23	3,350	3,334	Al Alpine U. S. Bidco, FRN,
JD Power & Associates, FRN,			3M USD LIBOR + 2.75%, 4.994%,
3M USD LIBOR + 3.75%, 5.862%,			10/31/25 (4)	12,134	11,800
9/7/23	5,667	5,671	Brookfield WEC Holdings, FRN,
Kronos, FRN,			3M USD LIBOR + 3.50%, 5.612%,
3M USD LIBOR + 3.00%, 5.253%,			8/1/25	20,036	20,043
11/1/23	62,568	62,496	Eastern Power, FRN,
Kronos, FRN,			3M USD LIBOR + 3.75%, 5.862%,
3M USD LIBOR + 8.25%, 10.503%,			10/2/23	19,506	19,547
11/1/24	63,160	64,550	Pacific Gas & Electric , FRN,
Prime Securities Services Borrower,			3M USD LIBOR + 2.25%, 4.50%,
FRN,			12/31/20 (6)	23,575	23,634
3M USD LIBOR + 2.75%, 4.862%,			Pike, FRN,
5/2/22	15,081	15,061	3M USD LIBOR + 3.25%, 5.40%,
Renaissance Holdings, FRN,			7/24/26	10,142	10,138
3M USD LIBOR + 3.25%, 5.362%,			TerraForm Power Operating, FRN,
5/30/25	5,617	5,492	3M USD LIBOR + 2.00%, 4.112%,
Renaissance Holdings, FRN,			11/8/22	12,389	12,374
3M USD LIBOR + 7.00%, 9.112%,			Vistra Operations, FRN,
5/29/26	5,005	4,771	3M USD LIBOR + 2.00%, 4.112%,
Sabre GLBL, FRN,			8/4/23	13,086	13,093
3M USD LIBOR + 2.00%, 4.112%,
2/22/24	3,709	3,711			110,629
SCS Holdings, FRN,
3M USD LIBOR + 4.25%, 6.569%,			Wireless Communications 5.0%
7/1/26	7,660	7,653
Trans Union, FRN,			Asurion, FRN,
3M USD LIBOR + 2.00%, 4.112%,			3M USD LIBOR + 3.00%, 5.112%,
6/19/25	7,311	7,315	8/4/22	19,252	19,255
			Asurion, FRN,
			3M USD LIBOR + 3.00%, 5.112%,
			11/3/23	27,546	27,551

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Asurion, FRN,			Media & Communications 0.2%
3M USD LIBOR + 3.00%, 5.112%,
11/3/24	5,668	5,668	iHeartMedia (7)	597	8,243
Asurion, FRN,					8,243
3M USD LIBOR + 6.50%, 8.612%,
8/4/25	104,890	106,338
Sprint Communications, FRN,			Total Common Stocks
3M USD LIBOR + 2.50%, 4.625%,			(Cost $17,164)		11,896
2/2/24	13,102	13,008
Sprint Communications, FRN,			CONVERTIBLE PREFERRED STOCKS 0.7%
3M USD LIBOR + 3.00%, 5.125%,
2/2/24	8,224	8,201	Energy 0.4%
		180,021	Targa Resources, Series A,
			Acquisition Date: 10/30/17
			Cost:$12,908, 9.50% (5)(8)	12	12,467
Total Bank Loans
(Cost $3,146,623)		3,122,406			12,467
ASSET-BACKED SECURITIES 0.1%			Health Care 0.3%
Wireless Communications 0.1%			Avantor, Series A, 6.25%, 5/15/22	196	11,925
InSite Issuer, Series 2016-1A,					11,925
Class C
6.414%, 11/15/46 (1)	3,330	3,487
VB-S1 Issuer, Series 2016-1A,			Total Convertible Preferred Stocks
Class F			(Cost $22,723)		24,392
6.901%, 6/15/46 (1)	1,980	2,059
		5,546	SHORT-TERM INVESTMENTS 7.5%
			Money Market Funds 7.5%
Total Asset-Backed Securities			T. Rowe Price Government Reserve
(Cost $5,310)		5,546	Fund, 2.15% (9)(10)	271,065	271,065
					271,065
CONVERTIBLE BONDS 0.2%
Automotive 0.2%			Total Short-Term Investments
Tesla Energy Operations			(Cost $271,065)		271,065
1.625%, 11/1/19	6,195	6,097
		6,097	Total Investments in Securities 102.8%
			(Cost $3,725,375)		$3,702,664
Total Convertible Bonds
(Cost $5,666)		6,097	Other Assets Less Liabilities (2.8)%		(102,028)
			Net Assets 100%		$3,600,636
COMMON STOCKS 0.3%
Media & Advertising 0.1%

Clear Channel Outdoor Holdings (7)	1,405	3,653
		3,653

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $183,502 and represents 5.1% of net assets.
(2) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $27,357 and represents 0.8% of net assets.
(6) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitments at August 31, 2019, were $7,944 and were valued at $7,944 (0.2% of net assets).
(7) Non-income producing
(8) Perpetual security with no stated maturity date.
(9) Affiliated Companies
(10) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note
USD U.S. Dollar

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

(Amounts In 000s)
SWAPS 0.0%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Goldman Sachs, Protection Bought (Relevant Credit: Murphy Oil, 4.00%,
6/1/22), Pay 1.00% Quarterly, Receive upon credit default, 6/20/23	2,557	31	104	(73)
Total Bilateral Credit Default Swaps, Protection Bought			104	(73)

Total Return Swaps 0.0%
Credit Suisse, Receive Underlying Reference: iBoxx USD Liquid
Leveraged Loans Total Return Index At Maturity, Pay Variable 2.387% (3M
USD LIBOR) Quarterly, 9/20/19	10,960	—	—	—
Total Bilateral Total Return Swaps			—	—

Total Bilateral Swaps			104	(73)

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
					Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)

BNP Paribas	11/22/19	USD	5,894EUR	5,274	$ 61
Goldman Sachs	11/22/19	USD	5,881EUR	5,263	60
State Street	11/22/19	USD	5,882EUR	5,263	61
Net unrealized gain (loss) on open forward currency
exchange contracts					$ 182

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$1,778+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	8/31/19
T. Rowe Price Government Reserve Fund	$233,083	¤	¤	$271,065^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,778 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $271,065.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Floating Rate Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 272,905	$ —	$ 272,905
Bank Loans	—	2,979,768	142,638	3,122,406
Common Stocks	11,896	—	—	11,896
Convertible Preferred Stocks	—	24,392	—	24,392
Short-Term Investments	271,065	—	—	271,065
Total Securities	282,961	3,277,065	142,638	3,702,664
Swaps	—	31	—	31
Forward Currency Exchange Contracts	—	182	—	182
Total	$282,961	$ 3,277,278	$ 142,638	$ 3,702,877

1 Includes Corporate Bonds, Asset-Backed Securities and Convertible Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2019, totaled $(2,076,000) for the period ended August 31, 2019.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of
Level 3 were because observable market data became available for the security.

($000s)
	Beginning	Gain (Loss)			Transfers	Transfers	Ending
	Balance	During	Total		Into	Out of Level	Balance
	6/1/19	Period	Purchases	Total Sales	Level 3	3	8/31/19
Investment in Securities
Bank Loans	$198,558	$(1,445)	$15,953	$(41,548)	$46,554	$(75,434)	$142,638

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in	Market Value		Valuation	Significant	Value or Range	Impact to
Securities	(000	s)	Technique(s) +	Unobservable	of Input(s)	Valuation from
				Input(s)		an Increase in
						Input*
Bank Loans	$142,638		Recent comparable	-#	-#	-#
			transaction price(s)
			Pricing service	-#	-#	-#

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 78.9%			Standard Chartered, VR,
			7.50% (1)(2)(3)	2,420	2,532
Aerospace & Defense 1.0%			UBS Group Funding Switzerland,
Bombardier			VR, 7.125% (2)(3)	4,655	4,806
6.00%, 10/15/22 (1)	65	64			40,511
Bombardier
8.75%, 12/1/21 (1)	4,090	4,438
F-Brasile			Broadcasting 4.3%
7.375%, 8/15/26 (1)	2,325	2,392	Clear Channel Worldwide Holdings
TransDigm			5.125%, 8/15/27 (1)	3,225	3,362
6.25%, 3/15/26 (1)	8,205	8,841	Clear Channel Worldwide Holdings
		15,735	9.25%, 2/15/24 (1)	9,822	10,743
			Diamond Sports Group
			5.375%, 8/15/26 (1)	4,220	4,431
Airlines 0.3%			Diamond Sports Group
American Airlines PTT, Series			6.625%, 8/15/27 (1)	3,825	3,997
2013-1, Class B			iHeartCommunications
5.625%, 1/15/21 (1)	619	634	5.25%, 8/15/27 (1)	1,175	1,234
United Airline Holdings			iHeartCommunications
4.875%, 1/15/25	2,900	3,037	6.375%, 5/1/26	970	1,047
United Airline Holdings			iHeartCommunications
5.00%, 2/1/24	240	254	8.375%, 5/1/27	9,087	9,803
			Lions Gate Capital Holdings
		3,925	6.375%, 2/1/24 (1)	3,400	3,578
			MDC Partners
Automotive 1.1%			6.50%, 5/1/24 (1)	6,110	5,560
Ford Motor Credit			Nexstar Broadcasting
5.75%, 2/1/21	3,366	3,492	5.625%, 8/1/24 (1)	2,915	3,032
IAA			Nexstar Escrow
5.50%, 6/15/27 (1)	1,215	1,295	5.625%, 7/15/27 (1)	2,570	2,673
Panther BF Aggregator 2			Outfront Media Capital
8.50%, 5/15/27 (1)	8,460	8,249	5.00%, 8/15/27 (1)	2,095	2,166
Tesla			Scripps Escrow
5.30%, 8/15/25 (1)	5,005	4,467	5.875%, 7/15/27 (1)	1,715	1,730
			Sirius XM Radio
		17,503	4.625%, 7/15/24 (1)	2,635	2,750
			Sirius XM Radio
Banking 2.6%			5.00%, 8/1/27 (1)	2,130	2,244
			Sirius XM Radio
Banco do Brasil, VR,			5.375%, 7/15/26 (1)	2,090	2,208
9.00% (2)(3)	4,020	4,420	Townsquare Media
Banco Santander, VR,			6.50%, 4/1/23 (1)	3,800	3,762
6.75% (EUR) (2)(3)	2,900	3,457	Univision Communications
Barclays, VR,			5.125%, 5/15/23 (1)	3,950	3,891
7.875% (GBP) (2)(3)	3,050	3,913
Credit Agricole, VR,					68,211
6.50% (EUR) (2)(3)	1,735	2,059
Credit Suisse Group, VR,			Building & Real Estate 0.7%
7.125% (2)(3)	3,380	3,582
Credit Suisse Group, VR,			Country Garden Holdings
7.50% (1)(2)(3)	3,910	4,326	8.00%, 1/27/24	2,735	2,935
DNB Bank, VR,			Shimao Property Holdings
6.50% (2)(3)	3,320	3,489	6.125%, 2/21/24	2,800	2,946
Itau Unibanco Holding, VR,			Taylor Morrison Communities
6.125% (1)(2)(3)	4,380	4,433	5.875%, 4/15/23 (1)	2,675	2,829
Royal Bank of Scotland Group, VR,
8.625% (2)(3)	3,300	3,494

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Weekley Homes			GCI
6.625%, 8/15/25	2,010	2,005	6.625%, 6/15/24 (1)	2,595	2,764
		10,715	Netflix
			3.875%, 11/15/29 (EUR) (1)	1,895	2,262
			Netflix
Building Products 0.6%			5.375%, 11/15/29 (1)	3,540	3,832
American Builders & Contractors			Netflix
Supply, 5.875%, 5/15/26 (1)	3,130	3,318	5.875%, 11/15/28	6,765	7,577
New Enterprise Stone & Lime			Netflix
6.25%, 3/15/26 (1)	1,405	1,436	6.375%, 5/15/29 (1)	10,435	12,026
PGT Escrow Issuer			Radiate Holdco
6.75%, 8/1/26 (1)	2,070	2,228	6.875%, 2/15/23 (1)	2,830	2,879
Summit Materials			UPCB Finance IV
5.125%, 6/1/25 (1)	1,555	1,586	5.375%, 1/15/25 (1)	2,765	2,841
Summit Materials			Videotron
6.50%, 3/15/27 (1)	890	956	5.00%, 7/15/22	1,530	1,605
			Videotron
		9,524	5.125%, 4/15/27 (1)	1,540	1,621
			Virgin Media Finance
Cable Operators 9.5%			6.00%, 10/15/24 (1)	1,200	1,242

Altice Financing			Virgin Media Secured Finance
7.50%, 5/15/26 (1)	7,015	7,453	5.50%, 8/15/26 (1)	2,825	2,956
Altice France			VTR Finance
7.375%, 5/1/26 (1)	5,870	6,251	6.875%, 1/15/24 (1)	4,323	4,480
			Ziggo Bond
Altice France			6.00%, 1/15/27 (1)	3,050	3,172
8.125%, 2/1/27 (1)	2,675	2,949
Altice Luxembourg					149,921
7.625%, 2/15/25 (1)	13,120	13,546
Altice Luxembourg			Chemicals 2.2%
7.75%, 5/15/22 (1)	281	288
Altice Luxembourg			Consolidated Energy Finance
10.50%, 5/15/27 (1)	4,730	5,144	6.50%, 5/15/26 (1)	4,540	4,551
C&W Senior Financing			Consolidated Energy Finance
6.875%, 9/15/27 (1)	4,400	4,702	6.875%, 6/15/25 (1)	2,270	2,332
CCO Holdings			CVR Partners
5.00%, 2/1/28 (1)	10,935	11,427	9.25%, 6/15/23 (1)	6,335	6,604
CCO Holdings			Element Solutions
5.125%, 5/1/27 (1)	5,558	5,877	5.875%, 12/1/25 (1)	1,905	1,991
CCO Holdings			Kissner Holdings
5.375%, 6/1/29 (1)	3,030	3,238	8.375%, 12/1/22 (1)	7,045	7,274
CCO Holdings			Kraton Polymers
5.50%, 5/1/26 (1)	4,785	5,042	5.25%, 5/15/26 (EUR) (1)	890	1,010
CSC Holdings			Kraton Polymers
6.50%, 2/1/29 (1)	5,300	5,923	7.00%, 4/15/25 (1)	4,945	5,093
CSC Holdings			Neon Holdings
6.625%, 10/15/25 (1)	4,720	5,039	10.125%, 4/1/26 (1)	2,830	2,802
CSC Holdings			OCI
7.50%, 4/1/28 (1)	2,640	2,960	6.625%, 4/15/23 (1)	3,450	3,623
CSC Holdings					35,280
7.75%, 7/15/25 (1)	5,340	5,734
CSC Holdings
10.875%, 10/15/25 (1)	6,441	7,319	Conglomerates 0.5%
DISH DBS			General Electric, Series D, VR,
5.875%, 11/15/24	4,080	3,876	5.00% (2)(3)	7,835	7,149

DISH DBS					7,149
7.75%, 7/1/26	3,965	3,896

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Consumer Products 1.1%			Carrizo Oil & Gas
			8.25%, 7/15/25	3,900	3,783
Avon International Operations			Centennial Resource Production
7.875%, 8/15/22 (1)	2,625	2,753	6.875%, 4/1/27 (1)	2,135	2,135
Energizer Gamma Acquisition
4.625%, 7/15/26 (EUR) (1)	2,045	2,357	Cheniere Corpus Christi Holdings
			5.125%, 6/30/27	3,475	3,840
Energizer Holdings			Cheniere Corpus Christi Holdings
7.75%, 1/15/27 (1)	1,035	1,132	5.875%, 3/31/25	1,850	2,063
Prestige Brands
6.375%, 3/1/24 (1)	4,180	4,358	Cheniere Corpus Christi Holdings
			7.00%, 6/30/24	3,865	4,445
Tempur Sealy International			Cheniere Energy Partners
5.50%, 6/15/26	2,980	3,114	5.625%, 10/1/26	1,210	1,274
Tempur Sealy International
5.625%, 10/15/23	3,411	3,505	Citgo Holding
			9.25%, 8/1/24 (1)	2,420	2,559
		17,219	Covey Park Energy
			7.50%, 5/15/25 (1)	5,515	3,943
Container 1.5%			CrownRock
			5.625%, 10/15/25 (1)	5,985	5,925
Ardagh Packaging Finance			CSI Compressco
5.25%, 8/15/27 (1)	4,295	4,322	7.25%, 8/15/22	1,500	1,324
Ardagh Packaging Finance			CSI Compressco
6.00%, 2/15/25 (1)	2,200	2,299	7.50%, 4/1/25 (1)	2,670	2,617
Berry Global			DCP Midstream, Series A, VR,
5.625%, 7/15/27 (1)	720	757	7.375% (2)(3)	3,295	3,163
Crown Cork & Seal			DCP Midstream Operating
7.375%, 12/15/26	275	335	6.75%, 9/15/37 (1)	3,955	4,153
Kleopatra Holdings 1			DCP Midstream Operating
9.25%, (PIK), 6/30/23 (EUR) (1)(4)	629	394	8.125%, 8/16/30	1,795	2,253
Kleopatra Holdings 1,			Endeavor Energy Resources
9.25%, (PIK), 6/30/23 (EUR) (4)	1,067	669	5.50%, 1/30/26 (1)	2,165	2,249
Mauser Packaging Solutions Holding			Endeavor Energy Resources
7.25%, 4/15/25 (1)	3,260	3,109	5.75%, 1/30/28 (1)	2,798	2,945
Pactiv			Exterran Energy Solutions
7.95%, 12/15/25	1,800	1,953	8.125%, 5/1/25	4,610	4,633
Reynolds Group Issuer			Gulfport Energy
7.00%, 7/15/24 (1)	6,200	6,394	6.375%, 5/15/25	4,935	3,516
Trivium Packaging Finance			Jagged Peak Energy
3.75%, 8/15/26 (EUR) (1)	300	351	5.875%, 5/1/26	5,625	5,639
Trivium Packaging Finance			Kosmos Energy
5.50%, 8/15/26 (1)	1,415	1,496	7.125%, 4/4/26 (1)	2,780	2,745
Trivium Packaging Finance			Magnolia Oil & Gas Operating
8.50%, 8/15/27 (1)	795	857	6.00%, 8/1/26 (1)	7,680	7,642
		22,936	Matador Resources
			5.875%, 9/15/26	7,800	7,585

Energy 10.1%			NGL Energy Partners
			7.50%, 11/1/23	6,230	6,323
Archrock Partners			NGL Energy Partners
6.00%, 10/1/22	2,790	2,832	7.50%, 4/15/26 (1)	3,110	3,145
Archrock Partners			Noble Holding International,
6.875%, 4/1/27 (1)	2,370	2,477	8.95%, 4/1/45	2,760	1,518
Ascent Resources Utica Holdings			NuStar Logistics
10.00%, 4/1/22 (1)	445	448	5.625%, 4/28/27	2,020	2,096
Berry Petroleum			NuStar Logistics
7.00%, 2/15/26 (1)	3,510	3,212	6.00%, 6/1/26	2,340	2,515
Bruin E&P Partners			Parsley Energy
8.875%, 8/1/23 (1)	2,290	1,626	5.625%, 10/15/27 (1)	4,645	4,796
Carrizo Oil & Gas			PDC Energy
6.25%, 4/15/23	4,720	4,484	5.75%, 5/15/26	5,120	4,941

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Petrobras Global Finance			Avolon Holdings Funding
7.375%, 1/17/27	7,390	8,788	5.50%, 1/15/23 (1)	3,880	4,137
Seven Generations Energy			Cabot Financial Luxembourg
5.375%, 9/30/25 (1)	10,270	9,859	7.50%, 10/1/23 (GBP) (1)	1,700	2,143
Summit Midstream Holdings			Cabot Financial Luxembourg
5.50%, 8/15/22	1,160	1,090	7.50%, 10/1/23 (GBP)	1,010	1,273
Summit Midstream Holdings			CIT Group
5.75%, 4/15/25	1,105	942	5.25%, 3/7/25	1,535	1,711
Tallgrass Energy Partners			CIT Group
5.50%, 9/15/24 (1)	3,080	2,988	6.125%, 3/9/28	1,390	1,659
Targa Resources Partners			DAE Funding
6.50%, 7/15/27 (1)	1,295	1,403	4.50%, 8/1/22 (1)	45	46
Targa Resources Partners			DAE Funding
6.875%, 1/15/29 (1)	1,890	2,088	5.00%, 8/1/24 (1)	3,540	3,713
TransMontaigne Partners			DAE Funding
6.125%, 2/15/26	3,485	3,363	5.25%, 11/15/21 (1)	3,435	3,585
Transocean Guardian			GTCR AP Finance
5.875%, 1/15/24 (1)	1,949	1,961	8.00%, 5/15/27 (1)	2,715	2,756
USA Compression Partners			HUB International
6.875%, 4/1/26	2,085	2,137	7.00%, 5/1/26 (1)	2,795	2,840
USA Compression Partners			Icahn Enterprises
6.875%, 9/1/27 (1)	1,640	1,681	6.25%, 5/15/26 (1)	3,990	4,165
Vine Oil & Gas			LPL Holdings
8.75%, 4/15/23 (1)	375	201	5.75%, 9/15/25 (1)	9,090	9,567
Vine Oil & Gas			Nationstar Mortgage Holdings
9.75%, 4/15/23 (1)	2,815	1,527	8.125%, 7/15/23 (1)	2,390	2,474

		158,872	Navient
			6.125%, 3/25/24	6,480	6,877
			Navient
Entertainment & Leisure 1.1%			6.75%, 6/25/25	580	622
AMC Entertainment Holdings			Navient
5.75%, 6/15/25	4,105	3,879	6.75%, 6/15/26	945	1,011
AMC Entertainment Holdings			Navient
5.875%, 11/15/26	1,113	1,020	7.25%, 9/25/23	3,245	3,602
Cedar Fair			NFP
5.25%, 7/15/29 (1)	1,040	1,129	6.875%, 7/15/25 (1)	4,020	3,980
Cedar Fair			Springleaf Finance
5.375%, 4/15/27	3,005	3,230	6.125%, 3/15/24	3,295	3,587
Merlin Entertainments			Springleaf Finance
5.75%, 6/15/26 (1)	2,620	2,722	6.625%, 1/15/28	1,085	1,191
Pinnacle Bidco			Springleaf Finance
6.375%, 2/15/25 (GBP) (1)	1,610	2,071	6.875%, 3/15/25	3,755	4,262
Silversea Cruise Finance			Springleaf Finance
7.25%, 2/1/25 (1)	2,685	2,876	7.125%, 3/15/26	1,300	1,479
			Thornburg Mortgage, STEP,
		16,927	12.00%, 3/31/20 (1)(4)(5)(6)(7)	796	—
			Thornburg Mortgage, STEP, 12.00%,
Financial 4.9%			3/31/20, Acquisition Date : 9/30/08,
			Cost $69 (4)(5)(6)(7)(8)	69	—
Acrisure
7.00%, 11/15/25 (1)	3,125	2,871			77,243
Acrisure
8.125%, 2/15/24 (1)	2,705	2,918	Food/Tobacco 2.2%
Acrisure
10.125%, 8/1/26 (1)	1,870	1,924	B&G Foods
AmWINS Group			5.25%, 4/1/25	6,370	6,458
7.75%, 7/1/26 (1)	2,740	2,850	Chobani
			7.50%, 4/15/25 (1)	7,265	6,684

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Cosan Luxembourg			Health Care 7.0%
7.00%, 1/20/27 (1)	3,790	4,112
Darling Ingredients			Avantor
5.25%, 4/15/27 (1)	1,090	1,155	6.00%, 10/1/24 (1)	3,415	3,663
			Avantor
FAGE International			9.00%, 10/1/25 (1)	22,726	25,538
5.625%, 8/15/26 (1)	2,470	2,158
Minerva			Bausch Health
6.50%, 9/20/26 (1)	4,045	4,202	7.00%, 3/15/24 (1)	7,405	7,831
			Bausch Health
Post Holdings			7.25%, 5/30/29 (1)	3,490	3,691
5.625%, 1/15/28 (1)	2,485	2,625
Post Holdings			Bausch Health
5.75%, 3/1/27 (1)	1,740	1,849	9.00%, 12/15/25 (1)	7,475	8,409
			Bausch Health Americas
Post Holdings			8.50%, 1/31/27 (1)	5,620	6,238
8.00%, 7/15/25 (1)	1,745	1,869
Sigma Holdco			Bausch Health Americas
7.875%, 5/15/26 (1)	3,065	3,015	9.25%, 4/1/26 (1)	7,040	7,973
			Catalent Pharma Solutions
		34,127	5.00%, 7/15/27 (1)	720	754
			Change Healthcare Holdings
Gaming 3.4%			5.75%, 3/1/25 (1)	2,975	2,990
			DaVita
Boyd Gaming			5.00%, 5/1/25	4,500	4,494
6.00%, 8/15/26	2,570	2,715	DaVita
Caesars Resort Collection			5.125%, 7/15/24	4,350	4,415
5.25%, 10/15/25 (1)	2,230	2,269	Eagle Holding II
Churchill Downs			7.625%, 5/15/22 (1)(4)	1,250	1,262
5.50%, 4/1/27 (1)	1,870	1,987	Eagle Holding II
Cirsa Finance International			7.75%, 5/15/22 (1)(4)	4,970	5,026
6.25%, 12/20/23 (EUR) (1)	1,200	1,418	HCA
Cirsa Finance International			5.625%, 9/1/28	990	1,125
7.875%, 12/20/23 (1)	4,463	4,714	HCA
Eldorado Resorts			5.875%, 2/15/26	2,550	2,913
6.00%, 9/15/26	2,735	2,988	HCA
International Game Technology			5.875%, 2/1/29	1,970	2,263
6.25%, 1/15/27 (1)	3,895	4,275	Hill-Rom Holdings
MGM China Holdings			5.75%, 9/1/23 (1)	1,425	1,470
5.375%, 5/15/24 (1)	1,460	1,507	MPT Operating Partnership
MGM China Holdings			6.375%, 3/1/24	2,375	2,491
5.875%, 5/15/26 (1)	1,445	1,506	NVA Holdings
MGM Growth Properties Operating			6.875%, 4/1/26 (1)	125	133
Partnership			RegionalCare Hospital Partners
5.75%, 2/1/27 (1)	1,905	2,100	Holdings
MGM Resorts International			8.25%, 5/1/23 (1)	960	1,021
6.00%, 3/15/23	2,695	2,958	RegionalCare Hospital Partners
Scientific Games International			Holdings
8.25%, 3/15/26 (1)	5,750	6,073	9.75%, 12/1/26 (1)	4,475	4,783
Scientific Games International			Select Medical
10.00%, 12/1/22	3,117	3,230	6.25%, 8/15/26 (1)	785	814
Stars Group Holdings			Tenet Healthcare
7.00%, 7/15/26 (1)	5,530	5,869	4.875%, 1/1/26 (1)	5,500	5,658
VICI Properties 1			Tenet Healthcare
8.00%, 10/15/23	1,690	1,855	5.125%, 5/1/25	670	671
Wynn Las Vegas			Tenet Healthcare
5.25%, 5/15/27 (1)	3,810	3,939	8.125%, 4/1/22	3,950	4,261
Wynn Macau
5.50%, 10/1/27 (1)	3,860	3,831			109,887

		53,234

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Information Technology 3.0%			Constellium
			5.75%, 5/15/24 (1)	3,600	3,708
EIG Investors			Constellium
10.875%, 2/1/24	320	336	6.625%, 3/1/25 (1)	9,725	10,150
Go Daddy Operating
5.25%, 12/1/27 (1)	1,945	2,052	First Quantum Minerals
			7.25%, 5/15/22 (1)	685	670
GrubHub Holdings			FMG Resources
5.50%, 7/1/27 (1)	1,175	1,226	5.125%, 3/15/23 (1)	2,145	2,223
Qorvo
5.50%, 7/15/26	2,820	2,989	FMG Resources
			5.125%, 5/15/24 (1)	3,285	3,412
Refinitiv U.S. Holdings			Freeport-McMoRan
6.25%, 5/15/26 (1)	5,755	6,259	5.00%, 9/1/27	1,470	1,465
Refinitiv U.S. Holdings
6.875%, 11/15/26 (EUR) (1)	1,370	1,712	Freeport-McMoRan
			5.25%, 9/1/29	1,515	1,504
Refinitiv U.S. Holdings			Freeport-McMoRan
8.25%, 11/15/26 (1)	10,525	11,854	5.40%, 11/14/34	4,095	3,911
Solera
10.50%, 3/1/24 (1)	9,815	10,404	Hecla Mining
			6.875%, 5/1/21	920	888
SS&C Technologies			Hudbay Minerals
5.50%, 9/30/27 (1)	6,370	6,688	7.25%, 1/15/23 (1)	2,575	2,655
Uber Technologies
7.50%, 11/1/23 (1)	3,450	3,605	Hudbay Minerals
			7.625%, 1/15/25 (1)	1,195	1,213
		47,125	Joseph T. Ryerson & Son
			11.00%, 5/15/22 (1)	3,965	4,163
Lodging 0.3%			Mineral Resources
			8.125%, 5/1/27 (1)	1,215	1,247
Marriott Ownership Resorts			New Gold
6.50%, 9/15/26	3,640	3,922	6.375%, 5/15/25 (1)	3,410	3,052
		3,922	Novelis
			6.25%, 8/15/24 (1)	2,310	2,417
			Steel Dynamics
Manufacturing 0.8%			5.00%, 12/15/26	1,444	1,507
Apex Tool Group			Steel Dynamics
9.00%, 2/15/23 (1)	4,840	4,241	5.50%, 10/1/24	730	752
Colfax			Zekelman Industries
6.00%, 2/15/24 (1)	1,120	1,193	9.875%, 6/15/23 (1)	2,940	3,098

Colfax					54,414
6.375%, 2/15/26 (1)	720	783
Park-Ohio Industries
6.625%, 4/15/27	1,660	1,610	Other Telecommunications 1.5%
Sensata Technologies UK Financing			CenturyLink
6.25%, 2/15/26 (1)	4,185	4,462	7.50%, 4/1/24	3,525	3,900
Welbilt			GTT Communications
9.50%, 2/15/24	925	991	7.875%, 12/31/24 (1)	3,745	2,359
		13,280	Level 3 Financing
			5.375%, 5/1/25	2,790	2,902

Metals & Mining 3.5%			Zayo Group
			5.75%, 1/15/27 (1)	7,235	7,380
Alcoa Nederland Holding			Zayo Group
6.75%, 9/30/24 (1)	780	819	6.375%, 5/15/25	7,400	7,603

Alcoa Nederland Holding					24,144
7.00%, 9/30/26 (1)	655	704
Aleris International
10.75%, 7/15/23 (1)	2,685	2,799	Publishing 0.2%
Big River Steel			Harland Clarke Holdings
7.25%, 9/1/25 (1)	1,950	2,057	8.375%, 8/15/22 (1)	3,259	2,583

					2,583

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			Harsco
Restaurants 0.5%			5.75%, 7/31/27 (1)	2,805	2,907
			HD Supply
Yum! Brands			5.375%, 10/15/26 (1)	3,515	3,726
5.35%, 11/1/43	3,890	3,676	Hertz
Yum! Brands			5.50%, 10/15/24 (1)	2,405	2,357
6.875%, 11/15/37	3,515	3,906	Hertz
		7,582	7.125%, 8/1/26 (1)	1,530	1,553
			Laureate Education
			8.25%, 5/1/25 (1)	6,575	7,159
Retail 0.1%			Prime Security Services Borrower
Linens 'n Things, VR, EC,			5.25%, 4/15/24 (1)	2,930	3,025
8.338%, 1/15/20 (6)	1,050	—	Prime Security Services Borrower
William Carter			9.25%, 5/15/23 (1)	2,934	3,081
5.625%, 3/15/27 (1)	1,150	1,222	United Rentals North America

		1,222	6.50%, 12/15/26	2,320	2,532
					58,711
Satellites 3.0%
			Supermarkets 1.2%
Gogo Intermediate Holdings
9.875%, 5/1/24 (1)	2,165	2,260	Iceland Bondco
Hughes Satellite Systems			4.625%, 3/15/25 (GBP)	3,000	3,138
6.625%, 8/1/26	7,670	8,264	New Albertsons
Intelsat Jackson Holdings			5.875%, 2/15/28 (1)	2,610	2,757
8.50%, 10/15/24 (1)	7,040	6,970	New Albertsons
Intelsat Jackson Holdings			6.625%, 6/15/24	5,460	5,719
9.50%, 9/30/22 (1)	9,715	11,245	New Albertsons
Intelsat Jackson Holdings			7.45%, 8/1/29	2,035	2,053
9.75%, 7/15/25 (1)	4,445	4,562	New Albertsons
Iridium Communications			7.50%, 3/15/26 (1)	4,150	4,617
10.25%, 4/15/23 (1)	5,555	5,999	New Albertsons
Telesat Canada			8.00%, 5/1/31	1,240	1,256
8.875%, 11/15/24 (1)	5,020	5,409			19,540
ViaSat
5.625%, 4/15/27 (1)	2,010	2,133
			Utilities 4.5%
		46,842
			AES
			5.125%, 9/1/27	3,010	3,209
Services 3.7%			AES
ADT Security			6.00%, 5/15/26	5,310	5,682
4.875%, 7/15/32 (1)	4,200	3,643	Calpine
Allied Universal Holdco			5.875%, 1/15/24 (1)	1,650	1,683
6.625%, 7/15/26 (1)	2,575	2,736	Clearway Energy Operating
Ascend Learning			5.75%, 10/15/25 (1)	6,145	6,406
6.875%, 8/1/25 (1)	3,255	3,377	DPL
Avis Budget Car Rental			7.25%, 10/15/21	2,156	2,320
6.375%, 4/1/24 (1)	4,235	4,415	Edison International
eG Global Finance			2.40%, 9/15/22	2,310	2,283
6.75%, 2/7/25 (1)	2,935	2,832	Eskom Holdings
Fair Isaac			6.75%, 8/6/23	2,940	3,022
5.25%, 5/15/26 (1)	3,480	3,706	NextEra Energy Operating Partners
GFL Environmental			4.25%, 7/15/24 (1)	2,715	2,810
7.00%, 6/1/26 (1)	455	472	NextEra Energy Operating Partners
GFL Environmental			4.25%, 9/15/24 (1)	3,565	3,681
8.50%, 5/1/27 (1)	4,217	4,596	NextEra Energy Operating Partners
H&E Equipment Services			4.50%, 9/15/27 (1)	2,960	3,041
5.625%, 9/1/25	6,295	6,594

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

NiSource, VR,			Truck Hero, FRN,
5.65% (2)(3)	2,725	2,708	3M USD LIBOR + 3.75%, 5.862%,
NRG Energy			4/22/24	1,389	1,269
5.25%, 6/15/29 (1)	1,565	1,663	Truck Hero, FRN,
NRG Energy			3M USD LIBOR + 8.25%, 10.362%,
6.625%, 1/15/27	5,235	5,667	4/21/25	2,255	2,137
NRG Energy					4,967
7.25%, 5/15/26	11,825	12,978
Terraform Global Operating
6.125%, 3/1/26 (1)	3,955	4,074	Broadcasting 0.4%
TerraForm Power Operating			Diamond Sports Group, FRN,
4.25%, 1/31/23 (1)	975	998	3M USD LIBOR + 3.25%, 5.42%,
Vistra Energy			8/24/26	1,545	1,545
8.00%, 1/15/25 (1)	685	720	iHeartCommunications, FRN,
Vistra Energy			3M USD LIBOR + 4.00%, 6.23%,
8.125%, 1/30/26 (1)	2,555	2,744	5/1/26	3,344	3,352
Vistra Operations			iHeartCommunications, FRN,
5.00%, 7/31/27 (1)	1,805	1,870	3M USD LIBOR + 6.75%, 9.052%,
Vistra Operations			1/30/19 (5)(6)(7)	2,000	1,460
5.50%, 9/1/26 (1)	3,535	3,716			6,357
		71,275
			Consumer Products 0.1%

Wireless Communications 2.5%			ABG Intermediate Holdings 2, FRN,
MTN Mauritius Investments			3M USD LIBOR + 3.50%, 5.612%,
6.50%, 10/13/26	6,180	6,797	9/27/24	1,156	1,151
Sprint					1,151
7.125%, 6/15/24	8,945	9,873
Sprint
7.25%, 9/15/21	7,010	7,527	Container 0.1%
Sprint Capital			Mauser Packaging Solutions
8.75%, 3/15/32	2,650	3,312	Holding, FRN,
Sprint Communications			3M USD LIBOR + 3.25%, 5.59%,
11.50%, 11/15/21	3,320	3,893	4/3/24	1,744	1,694
T-Mobile USA					1,694
6.50%, 1/15/26	6,725	7,213

		38,615	Energy 0.9%

			BCP Raptor, FRN,
Total Corporate Bonds			3M USD LIBOR + 4.25%, 6.362%,
(Cost $1,206,081)		1,238,174	6/24/24	4,376	3,980
			Brazos Delaware II, FRN,
BANK LOANS 9.7% (9)			3M USD LIBOR + 4.00%, 6.169%,
			5/21/25	1,668	1,494
Aerospace & Defense 0.3%			Felix Energy, FRN, 3M USD LIBOR +
			6.50%, 9.062%, 8/9/22,
Dynasty Acquisition, FRN,			Acquisition Date: 8/9/17-3/1/19,
3M USD LIBOR + 4.00%, 6.33%,			Cost $5,456 (6)(8)	5,525	5,470
4/6/26	4,125	4,121	Prairie ECI Acquiror, FRN,
		4,121	3M USD LIBOR + 4.75%, 7.08%,
			3/11/26	3,641	3,548
Automotive 0.3%					14,492

Panther BF Aggregator 2, FRN,
3M USD LIBOR + 3.50%, 5.612%,
4/30/26	1,585	1,561

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Entertainment & Leisure 0.2%			Metals & Mining 0.6%
Hoya Midco, FRN,			Aleris International, FRN,
3M USD LIBOR + 3.50%, 5.612%,			3M USD LIBOR + 4.75%, 6.862%,
6/30/24	2,989	2,910	2/27/23	6,433	6,430

		2,910	Big River Steel, FRN,
			3M USD LIBOR + 5.00%, 7.33%,
			8/23/23	1,347	1,347
Health Care 0.4%			Zekelman Industries, FRN,
RegionalCare Hospital Partners			3M USD LIBOR + 2.25%, 4.362%,
Holdings, FRN,			6/14/21	1,372	1,370
3M USD LIBOR + 4.50%, 6.645%,					9,147
11/16/25	2,721	2,711
Sunshine Luxembourg VII, FRN,3M
EURIBOR + 3.75%, 6.59%, 7/17/26			Publishing 0.1%
(EUR)	1,185	1,306	Harland Clarke Holdings, FRN,
Sunshine Luxembourg VII, FRN,3M			3M USD LIBOR + 4.75%, 7.08%,
USD LIBOR + 4.25%, 5.25%,			11/3/23	1,949	1,511
7/17/26	3,060	3,058			1,511
		7,075
			Retail 0.3%
Information Technology 1.5%
			Academy, FRN,
Ancestry. com Operations, FRN,			3M USD LIBOR + 4.00%, 6.235%,
3M USD LIBOR + 3.75%, 5.87%,			7/1/22	3,312	2,204
10/19/23	1,367	1,358	Jo-Ann Stores, FRN,
Canyon Valor, FRN,			3M USD LIBOR + 9.25%, 11.509%,
3M USD LIBOR + 2.75%, 5.08%,			5/21/24	2,756	1,998
6/16/23	4,149	4,118
Infor U. S. , FRN,					4,202
3M USD LIBOR + 2.75%, 5.08%,
2/1/22	2,848	2,845	Satellites 0.1%
Refinitiv U.S. Holdings, FRN,			Intelsat Jackson Holdings
3M USD LIBOR + 3.75%, 5.862%,			6.625%, 1/2/24	2,305	2,326
10/1/25	5,488	5,512
SolarWinds Holdings, FRN,					2,326
3M USD LIBOR + 2.75%, 4.862%,
2/5/24	2,053	2,050	Services 1.6%
Solera, FRN,
3M USD LIBOR + 2.75%, 4.862%,			Kronos, FRN,
3/3/23	2,863	2,847	3M USD LIBOR + 3.00%, 5.253%,
Uber Technologies, FRN,			11/1/23	6,779	6,772
3M USD LIBOR + 3.50%, 5.645%,			Kronos, FRN,
7/13/23	4,908	4,889	3M USD LIBOR + 8.25%, 10.503%,
			11/1/24	8,140	8,319
		23,619	Travelport Finance Luxembourg,
			FRN, 3M USD LIBOR + 5.00%,
Manufacturing 0.3%			7.541%, 5/29/26	2,775	2,549
			Ultimate Software Group, FRN,
Filtration Group, FRN,			3M USD LIBOR + 3.75%, 6.08%,
3M USD LIBOR + 3.00%, 5.112%,			5/4/26	7,100	7,112
3/29/25	1,332	1,331
Welbilt, FRN,					24,752
3M USD LIBOR + 2.50%, 4.612%,
10/23/25	2,761	2,732	Utilities 0.4%

		4,063	Brookfield WEC Holdings, FRN,
			3M USD LIBOR + 3.50%, 5.612%,
			8/1/25	2,104	2,105

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Pacific Gas & Electric , FRN,			U. S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
3M USD LIBOR + 2.25%, 4.50%,			MORTGAGE-BACKED) 1.8%
12/31/20 (10)	4,395	4,406
			U.S. Treasury Obligations 1.8%
		6,511
			U. S. Treasury Notes, 2.125%,
Wireless Communications 2.1%			3/31/24	28,000	28,879
Asurion, FRN,
3M USD LIBOR + 3.00%, 5.112%,			Total U. S. Government Agency
8/4/22	5,297	5,298	Obligations (Excluding Mortgage-
Asurion, FRN,			Backed) (Cost $27,755)		28,879
3M USD LIBOR + 3.00%, 5.112%,
11/3/23	2,099	2,099	COMMON STOCKS 0.7%
Asurion, FRN,
3M USD LIBOR + 6.50%, 8.612%,			Cable Operators 0.1%
8/4/25	24,860	25,203
			Liberty Broadband, Class A (5)	21	2,200
		32,600
					2,200
Total Bank Loans			Energy 0.1%
(Cost $154,527)		151,498
			Frontera Energy	80	773
ASSET-BACKED SECURITIES 0.1%			Frontera Energy (CAD)	56	537
Wireless Communications 0.1%					1,310
InSite Issuer, Series 2016-1A,
Class C			Energy Services 0.1%
6.414%, 11/15/46 (1)	1,285	1,345	Targa Resources	38	1,370
VB-S1 Issuer, Series 2016-1A,
Class F					1,370
6.901%, 6/15/46 (1)	935	973
		2,318	Financial Services 0.0%
			Tradeweb Markets, Class A	1	63
Total Asset-Backed Securities					63
(Cost $2,220)		2,318
CONVERTIBLE BONDS 0.4%			Gaming 0.0%
			New Cotai Participation, Class B
Automotive 0.4%			(1)(5)(6)	—	—
Tesla Energy Operations					—
1.625%, 11/1/19	5,672	5,583
		5,583	Media & Advertising 0.1%
Energy 0.0%			Clear Channel Outdoor Holdings (5)	626	1,627
Cheniere Energy					1,627
4.25%, 3/15/45	523	404
		404	Media & Communications 0.2%
			iHeartMedia (5)	171	2,366
Total Convertible Bonds					2,366
(Cost $5,761)		5,987

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Metals & Mining 0.1%			Manufacturing 0.2%
Constellium (5)	131	1,574	Danaher, Series A, 4.75%, 4/15/22	3	3,936
		1,574			3,936

Retail 0.0%			Utilities 0.8%
Lands' End (5)	2	14	American Electric Power, 6.125%,
		14	3/15/22	57	3,163
			NextEra Energy, 6.123%, 9/1/19	39	2,682
Wireless Communications 0.0%			Sempra Energy, Series A, 6.00%,
			1/25/19	24	2,809
T-Mobile USA, EC, 4.75%, 2/1/28			Southern, Series A, 6.75%, 8/1/22	64	3,292
(5)(6)	3,570	10
T-Mobile USA, EC, 6.50%, 1/15/26					11,946
(5)(6)	4,540	59
		69	Total Convertible Preferred Stocks
			(Cost $32,284)		34,877

Total Common Stocks			SHORT-TERM INVESTMENTS 5.3%
(Cost $14,161)		10,593
			Money Market Funds 5.2%
CONVERTIBLE PREFERRED STOCKS 2.2%			T. Rowe Price Government Reserve
Energy 0.8%			Fund, 2.15% (11)(12)	81,263	81,263
					81,263
Targa Resources, Series A, 9.50%,
Acquisition Date: 10/30/17,
Cost $ 13,188 (3)(8)	12	12,737	U.S. Treasury Obligations 0.1%
		12,737	U. S. Treasury Bills,
			2.033%, 9/26/19 (13)	1,700	1,698
Forest Products 0.0%					1,698
Smurfit-Stone Container, Series A,
EC, 7.00%, 2/15/12 (5)(6)	8	—	Total Short-Term Investments
			(Cost $82,960)		82,961
		—

Healthcare 0.4%			Total Investments in Securities
			99.1% (Cost $1,525,749)		$1,555,287
Avantor, Series A, 6.25%. 5/15/22	103	6,258	Other Assets Less Liabilities 0.9%		14,699
		6,258	Net Assets 100.0%		$1,569,986

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $841,385 and represents 53.6% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Non-income producing
(6) Level 3 in fair value hierarchy.
(7) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $18,207 and represents 1.2% of net assets.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(10) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitment at August 31, 2019, was $1,099 and was valued at $1,101 (0.1% of net assets).
(11) Seven-day yield
(12) Affiliated Companies
(13) At August 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
EURIBOR The Euro interbank offered rate
FRN Floating Rate Note
GBP British Pound
PIK Payment-in-kind
PTT Pass-Through Trust
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

(Amounts In 000s, except Market Price)
SWAPS (0.0)%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Barclays Bank, Protection Bought (Relevant Credit: Realogy Group,
4.88%, 6/1/23) Pay 5.00% Quarterly, Receive upon credit default, 6/20/24	1,500	217	213	4
Goldman Sachs, Protection Bought (Relevant Credit: CenturyLink, 6.15%,
9/15/19), Pay 1.00% Quarterly, Receive upon credit default, 6/20/23	1,772	58	182	(124)
Goldman Sachs, Protection Bought (Relevant Credit: Murphy Oil, 4.00%,
6/1/22), Pay 1.00% Quarterly, Receive upon credit default, 6/20/23	2,056	25	84	(59)
JPMorgan Chase, Protection Bought (Relevant Credit: Calpine, 5.38%,
1/15/23), Pay 5.00% Quarterly, Receive upon credit default, 12/20/23	930	(116)	(29)	(87)
Total Bilateral Credit Default Swaps, Protection Bought			450	(266)

Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: Hertz, 5.88%,
10/15/20 , $100.00*), Receive 5.00% Quarterly, Pay upon credit default,
6/20/24	890	62	37	25
Total Bilateral Credit Default Swaps, Protection Sold			37	25

Total Bilateral Swaps			487	(241)
*Market price at August 31, 2019.
**Includes interest purchased or sold but not collected of $(7) .

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit: Markit CDX.IG. S32, 5 Year Index),
Pay 1.00% Quarterly, Receive upon credit default, 6/20/24	25,000	(578)	(402)	(176)
Total Centrally Cleared Credit Default Swaps, Protection Bought			(402)	(176)

Net payments (receipts) of variation margin to date				180
Variation margin receivable (payable) on centrally cleared swaps				4

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)

BNP Paribas	11/22/19	USD	5,638EUR	5,045	$ 59
Citibank	10/25/19	USD	402CAD	523	9
Goldman Sachs	11/22/19	USD	5,723EUR	5,122	58
JPMorgan Chase	10/25/19	USD	20CAD	27	—
JPMorgan Chase	10/25/19	CAD	121USD	91	—
Morgan Stanley	10/25/19	USD	404CAD	527	8
State Street	10/25/19	USD	13,287GBP	10,641	308
State Street	11/22/19	USD	5,725EUR	5,122	59
Net unrealized gain (loss) on open forward currency
exchange contracts					$ 501

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$292+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	8/31/19
T. Rowe Price Government Reserve Fund	$22,487	¤	¤	$81,263^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $292 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $81,263.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors,

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$—	$ 1,238,174	$ —	$ 1,238,174
Bank Loans	—	144,568	6,930	151,498
Fixed Income Securities[1]	—	37,184	—	37,184
Common Stocks	9,214	1,310	69	10,593
Convertible Preferred Stocks	—	34,877	—	34,877
Short-Term Investments	81,263	1,698	—	82,961
Total Securities	90,477	1,457,811	6,999	1,555,287
Swaps	—	366	—	366
Forward Currency Exchange Contracts	—	501	—	501
Total	$90,477	$ 1,458,678	$ 6,999	$ 1,556,154
Liabilities
Swaps	$—	$ 116	$ —	$ 116
Total	$—	$ 116	$ —	$ 116

1 Includes Asset-Backed Securities, Convertible Bonds, U.S. Government Agency Obligations (Excluding
Mortgage-Backed).

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2019, totaled $(21,000) for the period ended August 31, 2019.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security.

		Gain
($000 s)	Beginning	(Loss)	Transfers	Ending
	Balance	During	Into	Balance
	6/1/19	Period	Level 3	8/31/19
Investments in
Securities
Bank Loans	$5,469	$(17)	$1,478	$6,930
Common Stocks	69	—	—	69
Convertible
Preferred Stocks	—	—	—	—
Corporate Bonds	—	—	—	—
Total Level 3	$5,538	$(17)	$1,478	$6,999

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 92.0%			International Paper
			4.35%, 8/15/48	200	211
Banking 14.7%			International Paper
Banco Santander			4.80%, 6/15/44	220	241
3.80%, 2/23/28	200	211	Newmont Goldcorp
Bank of America, VR,			5.45%, 6/9/44	145	186
4.078%, 4/23/40 (1)	200	229	Nucor
Bank of America, Series L			4.40%, 5/1/48	275	324
3.95%, 4/21/25	165	176	Southern Copper
BPCE			5.25%, 11/8/42	170	197
3.50%, 10/23/27 (2)	250	262	West Fraser Timber
Citigroup			4.35%, 10/15/24 (2)	95	99
4.60%, 3/9/26	170	187			2,225
Citigroup, VR,
3.887%, 1/10/28 (1)	330	358
Goldman Sachs Group			Capital Goods 7.0%
3.85%, 1/26/27	175	187	3M
Goldman Sachs Group			3.25%, 8/26/49	195	199
4.75%, 10/21/45	425	525	CRH America Finance
HSBC Holdings			4.50%, 4/4/48 (2)	350	378
7.625%, 5/17/32	100	143	L3Harris Technologies
JPMorgan Chase			4.854%, 4/27/35	510	607
5.625%, 8/16/43	165	226	Lockheed Martin
JPMorgan Chase, VR,			4.50%, 5/15/36	315	384
3.882%, 7/24/38 (1)	675	756	Martin Marietta Materials
Lloyds Banking Group			4.25%, 12/15/47	320	326
4.344%, 1/9/48	200	201	Masco
M&T Bank, Series F, VR,			4.50%, 5/15/47	300	309
5.125% (1)(3)	255	267	Northrop Grumman
Morgan Stanley			3.85%, 4/15/45	100	111
4.30%, 1/27/45	325	386	United Technologies
Morgan Stanley, VR,			4.45%, 11/16/38	150	181
3.971%, 7/22/38 (1)	220	246	Vulcan Materials
PNC Financial Services Group,			4.50%, 6/15/47	95	103
Series S, VR,
5.00% (1)(3)	290	299			2,598
Toronto-Dominion Bank, VR,
3.625%, 9/15/31 (1)	225	234	Communications 9.2%
UniCredit			America Movil SAB de CV
4.625%, 4/12/27 (2)	200	210	3.625%, 4/22/29	200	216
Wells Fargo Bank			AT&T
6.60%, 1/15/38	250	367	4.50%, 3/9/48	175	191
		5,470	AT&T
			4.85%, 3/1/39	155	177
Basic Industry 6.0%			Charter Communications Operating
			5.75%, 4/1/48	350	409
Celulosa Arauco y Constitucion			Comcast
5.50%, 11/2/47	390	438	3.20%, 7/15/36	25	26
Dow Chemical			Comcast
4.80%, 5/15/49 (2)	140	158	3.90%, 3/1/38	170	191
Ecolab			Comcast
3.25%, 12/1/27	100	108	3.95%, 10/15/25	75	82
Ecolab			Comcast
3.70%, 11/1/46	45	49	4.60%, 10/15/38	160	194
Gerdau Trade			Crown Castle International
4.875%, 10/24/27 (2)	200	214	4.75%, 5/15/47	135	160

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Fox			Kraft Heinz Foods
5.476%, 1/25/39 (2)	110	137	5.00%, 7/15/35	190	204
Rogers Communications			Medtronic
4.35%, 5/1/49	120	141	4.375%, 3/15/35	165	200
Telefonica Emisiones			Shire Acquisitions Investments
4.103%, 3/8/27	180	197	Ireland
Verizon Communications			3.20%, 9/23/26	330	342
4.522%, 9/15/48	175	211	Tyson Foods
Verizon Communications			5.10%, 9/28/48	150	186
5.25%, 3/16/37	495	627	West Virginia United Health System
Videotron			Obligated Group, Series 2018
5.125%, 4/15/27 (2)	70	74	4.924%, 6/1/48	150	191
Vodafone Group					3,924
4.875%, 6/19/49	190	220
Vodafone Group
5.00%, 5/30/38	150	174	Electric 9.7%

		3,427	American Transmission Systems
			5.00%, 9/1/44 (2)	430	548
			Appalachian Power
Consumer Cyclical 3.2%			4.40%, 5/15/44	185	220
Alibaba Group Holding			Appalachian Power
4.00%, 12/6/37	200	220	6.375%, 4/1/36	255	345
Expedia Group			Berkshire Hathaway Energy
3.80%, 2/15/28	305	323	6.125%, 4/1/36	250	353
Lennar			Dominion Energy, Series F
4.75%, 11/29/27	400	435	5.25%, 8/1/33	150	184
O'Reilly Automotive			Duke Energy
3.90%, 6/1/29	180	198	3.75%, 9/1/46	200	211
			El Paso Electric
		1,176	5.00%, 12/1/44	175	211
			Kentucky Utilities
Consumer Non-Cyclical 10.6%			4.375%, 10/1/45	250	305

Altria Group			Louisville Gas & Electric
5.80%, 2/14/39	250	309	4.375%, 10/1/45	250	298
Anheuser-Busch InBev Worldwide			Pennsylvania Electric
4.90%, 2/1/46	200	239	6.15%, 10/1/38	185	245
Anheuser-Busch InBev Worldwide			San Diego Gas & Electric
5.45%, 1/23/39	165	210	4.10%, 6/15/49	85	99
Becton Dickinson & Company			Southern
4.669%, 6/6/47	175	210	4.25%, 7/1/36	360	398
Celgene			Vistra Operations
4.625%, 5/15/44	180	217	4.30%, 7/15/29 (2)	165	168
Celgene					3,585
5.25%, 8/15/43	85	110
Centra Health			Energy 9.9%
4.70%, 1/1/48	190	226
Cigna			APT Pipelines
4.80%, 8/15/38	230	267	4.25%, 7/15/27 (2)	105	113
CommonSpirit Health			Boardwalk Pipelines
4.187%, 10/1/49	65	70	4.45%, 7/15/27	255	265
CVS Health			Boardwalk Pipelines
5.05%, 3/25/48	380	444	4.95%, 12/15/24	60	65
Express Scripts Holding			Cimarex Energy
4.80%, 7/15/46	115	132	3.90%, 5/15/27	100	102
Hackensack Meridian Health			Concho Resources
4.211%, 7/1/48	300	367	3.75%, 10/1/27	55	57

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Enbridge Energy Partners			Arch Capital Finance
7.375%, 10/15/45	75	112	4.011%, 12/15/26	90	99
Energy Transfer Operating			Cigna Holding
6.50%, 2/1/42	150	184	3.875%, 10/15/47	200	204
Eni			CNO Financial Group
4.75%, 9/12/28 (2)	200	227	5.25%, 5/30/25	215	234
Kinder Morgan Energy Partners			Fidelity National Financial
6.95%, 1/15/38	150	199	4.50%, 8/15/28	160	173
NGPL PipeCo			First American Financial
4.875%, 8/15/27 (2)	140	149	4.60%, 11/15/24	165	178
Plains All American Pipeline			Liberty Mutual Group
2.85%, 1/31/23	35	35	4.85%, 8/1/44 (2)	530	639
Plains All American Pipeline			Principal Financial Group
4.50%, 12/15/26	45	48	6.05%, 10/15/36	200	268
Sabine Pass Liquefaction			Principal Financial Group, VR,
4.20%, 3/15/28	275	292	4.70%, 5/15/55 (1)	205	204
Sabine Pass Liquefaction			Teachers Insurance & Annuity Assn.
5.00%, 3/15/27	100	110	of America
Shell International Finance			4.90%, 9/15/44 (2)	175	220
2.50%, 9/12/26	70	72	UnitedHealth Group
Southern Natural Gas			3.50%, 8/15/39	80	85
4.80%, 3/15/47 (2)	350	395	UnitedHealth Group
Spectra Energy Partners			6.875%, 2/15/38	150	228
5.95%, 9/25/43	70	90			2,975
Suncor Energy
4.00%, 11/15/47	265	290
Transcanada Trust, VR,			Natural Gas 0.9%
5.30%, 3/15/77 (1)	185	183	NiSource
Transcontinental Gas Pipe Line			3.95%, 3/30/48	220	242
4.60%, 3/15/48	225	255	Sempra Energy
Williams			4.00%, 2/1/48	75	82
4.85%, 3/1/48	45	49
Woodside Finance					324
3.70%, 9/15/26 (2)	99	103
Woodside Finance			Real Estate Investment Trusts 4.0%
3.70%, 3/15/28 (2)	265	275	American Campus Communities
		3,670	Operating Partnership
			3.625%, 11/15/27	100	106
Finance Companies 2.4%			American Campus Communities
			Operating Partnership
Air Lease			4.125%, 7/1/24	60	64
3.625%, 4/1/27	150	156	Brixmor Operating Partnership
Air Lease			3.85%, 2/1/25	180	189
3.625%, 12/1/27	300	312	Essex Portfolio
Avolon Holdings Funding			4.50%, 3/15/48	200	237
4.375%, 5/1/26 (2)	30	32	Life Storage
GE Capital International Funding			4.00%, 6/15/29	125	135
3.373%, 11/15/25	200	203	National Retail Properties
GE Capital International Funding			4.80%, 10/15/48	200	249
4.418%, 11/15/35	200	203	VEREIT Operating Partnership
		906	3.95%, 8/15/27	296	317
			WP Carey
			3.85%, 7/15/29	180	189
Insurance 8.0%
					1,486
Anthem
4.375%, 12/1/47	395	443

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Technology 4.3%			Regents of the Univ. of California
			Medical Center, Build America,
Apple			Series F,
3.45%, 2/9/45	175	189	6.583%, 5/15/49	100	156
Baidu
4.875%, 11/14/28	300	340			374
Broadcom
3.875%, 1/15/27	75	75	Florida 0.8%
Fiserv
4.40%, 7/1/49	130	150	Miami-Dade County Transit System,
			Build America, Series B,
Keysight Technologies			5.624%, 7/1/40	200	281
4.60%, 4/6/27	360	400
Micron Technology					281
4.663%, 2/15/30	200	209
Tencent Holdings			Georgia 0.8%
3.925%, 1/19/38 (2)	200	218
			Municipal Electric Auth. of Georgia,
		1,581	Build America, Vogtle Units,
			6.655%, 4/1/57	199	292
Transportation 2.1%					292
Burlington Northern Santa Fe
5.05%, 3/1/41	120	154	Illinois 0.3%
Canadian National Railway
4.50%, 11/7/43	150	185	Illinois Municipal Electric Agency,
Canadian National Railway			Build America,
6.375%, 11/15/37	200	296	6.832%, 2/1/35	75	101
CSX					101
4.30%, 3/1/48	110	127
		762	Maryland 0.4%

			Maryland Economic Development,
Total Corporate Bonds			Seagirt Marine Terminal, Series B,
(Cost $30,260)		34,109	4.75%, 6/1/42	150	164
					164
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.4%			Massachusetts 0.4%
Owned No Guarantee 0.4%			Massachusetts Bay Transportation
			Auth. , Build America,
Petroleos Mexicanos			5.869%, 7/1/40	115	164
5.50%, 6/27/44	175	151
					164
		151
			Michigan 1.1%
Total Foreign Government Obligations &			Detroit City School Dist. , Qualified
Municipalities
(Cost $147)		151	School Construction Bonds, GO,
			6.645%, 5/1/29	300	395
MUNICIPAL SECURITIES 5.4%					395

California 1.0%			Texas 0.2%
Bay Area Toll Auth. , Build America,			Dallas/Fort Worth International
Series S3,			Airport, Series A,
6.907%, 10/1/50	125	218	2.994%, 11/1/38	80	83

					83

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Virginia 0.4%			SHORT-TERM INVESTMENTS 0.8%
Virginia Commonwealth Univ. Health			Money Market Funds 0.8%
System Auth. , Series A,
4.956%, 1/1/44	105	139	T. Rowe Price Government Reserve
			Fund, 2.15%, (4)(5)	320	320
		139
					320
Total Municipal Securities
(Cost $1,733)		1,993	Total Short-Term Investments
			(Cost $320)		320

			Total Investments in Securities 98.6%
			(Cost $32,460)		$36,573
			Other Assets Less Liabilities 1.4%		508
			Net Assets 100%		$37,081

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,619 and represents 12.5% of net assets.
(3) Perpetual security with no stated maturity date.
(4) Seven-day yield
(5) Affiliated Companies
GO General Obligation
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

(Amounts in 000s)

SWAPS 0.3%
	Notional	Market		Unrealized
Description	Amount	$ Value	$ Initial Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Credit Default Swaps, Protection Sold 0.3%
Protection Sold (Relevant Credit: ICE CDX HY CDSI S32, 5 Year Index),
Receive 5% Quarterly, Pay upon credit default, 6/20/24	594	46	42	4
Protection Sold (Relevant Credit: ICE CDX IG CDSI S32, 5 Year Index),
Receive 1% Quarterly, Pay upon credit default, 6/20/24	2,800	65	53	12
Total Centrally Cleared Credit Default Swaps, Protection Sold			95	16

Net payments (receipts) of variation margin to date				18
Variation margin receivable (payable) on centrally cleared swaps				(2)

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)

Long, 11 U.S. Treasury Long Bond contracts	12/19	1,818$	10
Short, 7 U. S. Treasury Notes five year contracts	12/19	(840)	—
Short, 34 U. S. Treasury Notes ten year contracts	12/19	(4,478)	(4)
Long, 30 Ultra U. S. Treasury Bonds contracts	12/19	5,923	48
Short, 8 Ultra U. S. Treasury Notes ten year contracts	12/19	(1,156)	2
Net payments (receipts) of variation margin to date			(54)

Variation margin receivable (payable) on open futures contracts			$2

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$2
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$2+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/19	Cost		Cost	8/31/19
T. Rowe Price Government Reserve Fund	$526		¤	¤	$320
T. Rowe Price Short-Term Fund	—		¤	¤	—
$320^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $320.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Long Duration Credit Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of

Investments was prepared in accordance with accounting principles generally accepted in the United States of America

(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures,

please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$36,253	$—	$36,253
Short-Term Investments	320	—	—	320
Total Securities	320	36,253	—	36,573
Futures Contracts	2	—	—	2
Total	$322	$36,253	$—	$36,575
Liabilities
Swaps	$—	$2	$—	$2
Total	$—	$2	$—	$2

[1] Includes Corporate Bonds, Foreign Government Obligations & Municipalities and Municipal Securities.